-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C. 20549

                                   Form N-1A

                  REGISTRATION STATEMENT (NO. 33-49023) UNDER
                          THE SECURITIES ACT OF 1933

                         Pre-Effective Amendment No.

                     Post-Effective Amendment No. 10
                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                             Amendment No. 11

                            VANGUARD ADMIRAL FUNDS
        (Exact Name of Registrant as Specified in Declaration of Trust)

                                P.O. Box 2600,
                            Valley Forge, PA 19482
                    (Address of Principal Executive Office)

                 Registrant's Telephone Number (610) 669-1000

                          R. Gregory Barton, Esquire
                                 P.O. Box 876
                            Valley Forge, PA 19482

  It is proposed that this amendment become effective on May 21, 1999 pursuant to Rule 485(b) under the Securities Act of 1933.

  Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

  We have elected to register an indefinite number of shares pursuant to Regulation 24f-2 under the Investment Company Act of 1940. We filed our Rule 24f-2 Notice for the year ended January 31, 1999 on April 28, 1999.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                             VANGUARD ADMIRAL FUNDS

                             CROSS REFERENCE SHEET

  Form N-1A
 Item Number                                        Location in Prospectus
  Item 1.    Front and Back Cover Pages............ Front and Back Cover Pages
  Item 2.    Risk/Return Summary: Investments,
             Risks, and Performance................ Fund Profiles
  Item 3.    Risk/Return Summary: Fee Table........ Fee Table
  Item 4.    Investment Objectives, Principal
             Investment Strategies, and Related
             Risks................................. More on the Funds
  Item 5.    Management's Discussion of Fund
             Performance........................... Herein incorporated by reference to Registrant's
                                                    Annual Report to
                                                    Shareholders dated January
                                                    31, 1999 filed with the
                                                    Securities & Exchange
                                                    Commission's EDGAR system
                                                    on April 5, 1999
  Item 6.    Management, Organization, and Capital
             Structure............................. The Funds and Vanguard;
                                                    Investment Adviser
  Item 7.    Shareholder Information............... Share Price; Dividends,
                                                    Capital Gains, and Taxes;
                                                    Investing with Vanguard
  Item 8.    Distribution Arrangements............. Inside Front Cover Page
  Item 9.    Financial Highlights Information...... Financial Highlights
  Form N-1A                                         Location in Statement
 Item Number                                        of Additional Information
  Item 10.   Cover Page and Table of Contents...... Cover Page; Table of
                                                    Contents
  Item 11.   Fund History.......................... Description of the Trust
  Item 12.   Description of the Fund and its
             Investments and Risks................. Investment Policies;
                                                    Description of the Trust;
                                                    and Fundamental Investment
                                                    Limitations
  Item 13.   Management of the Fund................ Management of the Trust
  Item 14.   Control Persons and Principal Holders
             of Securities......................... Management of the Trust
  Item 15.   Investment Advisory and Other
             Services.............................. Investment Advisory
                                                    Services
  Item 16.   Brokerage Allocation and Other
             Practices............................. Portfolio Transactions
  Item 17.   Capital Stock and Other Securities.... Description of the Trust
  Item 18.   Purchase, Redemption, and Pricing of
             Shares................................ Purchase of Shares;
                                                    Redemption of Shares; and
                                                    Share Price
  Item 19.   Taxation of the Fund ................. Description of the Trust
  Item 20.   Underwriters.......................... Not Applicable
  Item 21.   Calculations of Performance Data...... Yield and Total Return
  Item 22.   Financial Statements.................. Financial Statements

Vanguard Admiral Funds

Prospectus
May 21, 1999

Group of Fixed-Income Treasury Mutual Funds

Contents

1  An Introduction to Vanguard Admiral Funds

2  Fund Profiles

   2  Vanguard Admiral Treasury Money Market Fund

   5  Vanguard Admiral Short-Term Treasury Fund

   7  Vanguard Admiral Intermediate-Term
      Treasury Fund

   9  Vanguard Admiral Long-Term Treasury Fund

11 More on the Funds

14 The Funds and Vanguard

14 Investment Adviser

15 Year 2000 Challenge

15 Dividends, Capital Gains, and Taxes

16 Share Price

17 Financial Highlights

20 Investing with Vanguard

20 Services and Account Features

21 Types of Accounts

21 Buying Shares

23 Redeeming Shares

27 Transferring Registration

27 Fund and Account Updates

Glossary (inside back cover)

--------------------------------------------------------------------------------
   Why Reading This Prospectus Is Important

   This prospectus explains the objective, risks, and strategies of each of the Vanguard Admiral Funds. To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk(R)" explanations along the way. Reading the prospectus will help you to decide which Fund, if any, is the right investment for you. We suggest that you keep it for future reference.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   Important Note

   The minimum initial investment for each of the Funds is $50,000.

--------------------------------------------------------------------------------


Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

An Introduction to Vanguard Admiral Funds

  This prospectus provides information about the four Vanguard Admiral Funds. Each of these Funds seeks to provide current income. The Treasury Money Market Fund also seeks to maintain a stable share price of $1. To achieve its objective, each Fund invests primarily in securities backed by the full faith and credit of the U.S. government. The Funds differ, however, in terms of the dollar-weighted average maturity of their holdings, as shown in the following table. As a result, the relative levels of income provided by the Funds will vary to some extent, with the Long-Term Treasury Fund providing the highest level. The Funds' levels of risk will also vary, with the Treasury Money Market Fund having the lowest level and the Long-Term Treasury Fund generally having the highest.

         ----------------------------------------------------------------------
         Fund                                 Dollar-Weighted Average Maturity
         ----------------------------------------------------------------------
         Admiral Treasury Money Market                90 days or less
         Admiral Short-Term Treasury                     1-3 years
         Admiral Intermediate-Term Treasury              5-10 years
         Admiral Long-Term Treasury                     15-30 years
         ----------------------------------------------------------------------

  On the following pages, you'll find profiles that summarize key features of each Fund. Following the profiles, there is important additional information common to all of the Funds.

2

Fund Profile--Vanguard Admiral Treasury Money Market Fund

The following profile summarizes key features of Vanguard Admiral Treasury Money Market Fund.

INVESTMENT OBJECTIVE
The Fund seeks to provide current income and preserve investors' principal, while maintaining liquidity and a stable share price of $1.

INVESTMENT STRATEGIES
The Fund invests solely in high-quality, short-term money market securities whose interest and principal payments are backed by the full faith and credit of the U.S. government. At least 65% of the Fund's assets will always be invested in U.S. Treasury securities. The Fund seeks to provide a stable net asset value of $1 per share by investing in securities with a maturity of 13 months or less, and by maintaining a dollar-weighted average maturity of 90 days or less. For more information on security selection, see page 12.

PRIMARY RISKS
The Fund is subject to income risk, which is the chance that falling interest rates will cause the Fund's income--and thus its total return--to decline. Income risk is generally high for short-term securities.
The Fund is also subject to:
 . Manager risk, which is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

  An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

PERFORMANCE/RISK INFORMATION

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception. The table shows how the Fund's average annual returns for one and five calendar years and since inception compare with those of a money market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

  ----------------------------------------------------------------------------
                             Annual Total Returns
  ----------------------------------------------------------------------------

                           [BAR CHART APPEARS HERE]

                               1993        2.99%
                               1994        3.99%
                               1995        5.66%
                               1996        5.26%
                               1997        5.29%
                               1998        5.18%

  ----------------------------------------------------------------------------
  The Fund's year-to-date return as of the quarter ended March 31, 1999, was 1.12%.
  ----------------------------------------------------------------------------


  During the period shown in the bar chart, the highest return for a calendar quarter was 1.42% (quarter ended June 30, 1995) and the lowest return for a quarter was 0.73% (quarter ended June 30, 1993).

                                                                               3

  ------------------------------------------------------------------------------------
        Average Annual Total Returns for Years Ended December 31, 1998
  ------------------------------------------------------------------------------------
                                                   1 Year  5 Years  Since Inception(*)
  ------------------------------------------------------------------------------------
  Vanguard Admiral Treasury Money Market Fund      5.18%   5.08%           4.71%
  Lipper U.S. Treasury Money Market Fund Average   4.69    4.61            4.27
  ------------------------------------------------------------------------------------
  (*)December 14, 1992.
  ------------------------------------------------------------------------------------

  If you would like to know the current seven day yield for the Fund, call Vanguard's Investor Information Department at 1-800-662-7447 (SHIP).

FEES AND EXPENSES
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended January 31, 1999.

  Shareholder Fees (fees paid directly from your investment)
  Sales Charge (Load) Imposed on Purchases:                     None
  Sales Charge (Load) Imposed on Reinvested Dividends:          None
  Redemption Fees:                                              None
  Exchange Fees:                                                None

  Annual Fund Operating Expenses (expenses deducted from the Fund's assets)
  Management Expenses:                                          0.11%
  12b-1 Distribution Fees:                                      None
  Other Expenses:                                               0.04%
    Total Annual Fund Operating Expenses:                       0.15%

 The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.


  ----------------------------------------------------------------------------
                1 Year      3 Years      5 Years      10 Years
  ----------------------------------------------------------------------------
                  $15         $48          $85          $192
  ----------------------------------------------------------------------------

  This example should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

4

Additional Information

Dividends                              Minimum Initial Investment
Dividends are declared daily and       $50,000
distributed on the first business
day of each month                      Newspaper Abbreviation(*)
Investment Adviser                     VangAdmUST

Vanguard Fixed Income Group,           Vanguard Fund Number
Valley Forge, Pa., since               011
inception

Inception Date                         Cusip Number
December 14, 1992                      921932109

Net Assets as of January 31, 1999      Ticker Symbol
$5 billion                             VUSXX

Suitable for IRAs                      * Money market funds are listed
Yes                                    separately from other newspaper mutual
                                       fund listings.

Fund Profile--Vanguard Admiral Short-Term Treasury Fund

The following profile summarizes key features of Vanguard Admiral Short-Term Treasury Fund.

INVESTMENT OBJECTIVE

The Fund seeks to provide current income and preserve investors' principal.

INVESTMENT STRATEGIES

The Fund invests at least 85% of its assets in high-quality, short-term bonds whose interest and principal payments are backed by the full faith and credit of the U.S. government. In addition, at least 65% of the Fund's assets will always be invested in U.S. Treasury securities. The Fund will maintain a dollar-weighted average maturity of between one and three years. For more information on security selection, see page 12.

PRIMARY RISKS
The Fund is subject to several risks, any of which could cause investors to lose money. These include:
 . Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally high for short-term bonds.

 . Interest rate risk, which is the chance that bond prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk is low to moderate for short-term bonds.

PERFORMANCE/RISK INFORMATION
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception. The table shows how the Fund's average annual returns for one and five calendar years and since inception compare with those of a broad-based bond market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

  ----------------------------------------------------------------------------
                             Annual Total Returns
  ----------------------------------------------------------------------------

                           [BAR CHART APPEARS HERE]

                              1993         6.49%
                              1994        -0.34%
                              1995        12.27%
                              1996         4.46%
                              1997         6.49%
                              1998         7.51%

  ----------------------------------------------------------------------------
  The Fund's year-to-date return as of the quarter ended March 31, 1999, was 0.21%.
  ----------------------------------------------------------------------------


  During the period shown in the bar chart, the highest return for a calendar quarter was 3.79% (quarter ended March 31, 1995) and the lowest return for a quarter was -1.07% (quarter ended March 31, 1994).

  -----------------------------------------------------------------------------------
        Average Annual Total Returns for Years Ended December 31, 1998
  -----------------------------------------------------------------------------------
                                                  1 Year  5 Years  Since Inception(*)
  -----------------------------------------------------------------------------------
  Vanguard Admiral Short-Term Treasury Fund       7.51%   6.00%         6.16%
  Lehman Brothers 1-5 Year U.S. Treasury
   Bond Index                                     7.76    6.17          6.37
  -----------------------------------------------------------------------------------
  (*)December 14, 1992.
  -----------------------------------------------------------------------------------

6

FEES AND EXPENSES
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended January 31, 1999.

     Shareholder Fees (fees paid directly from your investment)
     Sales Charge (Load) Imposed on Purchases:                      None
     Sales Charge (Load) Imposed on Reinvested Dividends:           None
     Redemption Fees:                                               None
     Exchange Fees:                                                 None

     Annual Fund Operating Expenses (expenses deducted from the Fund's assets)
     Management Expenses:                                           0.11%
     12b-1 Distribution Fees:                                       None
     Other Expenses:                                                0.04%
       Total Annual Fund Operating Expenses:                        0.15%


 The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

  ----------------------------------------------------------------------------
                1 Year      3 Years      5 Years      10 Years
  ----------------------------------------------------------------------------

                  $15          $48         $85          $192
  ----------------------------------------------------------------------------

  This example should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

Additional Information
Dividends and Capital Gains            Minimum Initial Investment
Dividends are declared daily and       $50,000
distributed on the first business
day of each month; capital gains,
if any, are distributed annually       Newspaper Abbreviation
in December                            AdmST

Investment Adviser
Vanguard Fixed Income Group, Valley    Vanguard Fund Number
Forge, Pa., since inception            012

                                       Cusip Number
Inception Date                         921932208
December 14, 1992

                                       Ticker Symbol

Net Assets as of January 31, 1999      VASTX
$1.26 billion

Suitable for IRAs
Yes

Fund Profile--Vanguard Admiral Intermediate-Term Treasury Fund

The following profile summarizes key features of Vanguard Admiral Intermediate-Term Treasury Fund.

INVESTMENT OBJECTIVE

The Fund seeks to provide current income.

INVESTMENT STRATEGIES

The Fund invests at least 85% of its assets in high-quality, intermediate-term bonds whose interest and principal payments are backed by the full faith and credit of the U.S. government. In addition, at least 65% of the Fund's assets will always be invested in U.S. Treasury securities. The Fund will maintain a dollar-weighted average maturity of between five and ten years. For more information on security selection, see page 12.

PRIMARY RISKS
The Fund is subject to several risks, any of which could cause investors to lose money. These include:

 . Interest rate risk, which is the chance that bond prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk is moderate to high for intermediate-term bonds.
 . Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally moderate for intermediate-term bonds.

PERFORMANCE/RISK INFORMATION
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception. The table shows how the Fund's average annual returns for one and five calendar years and since inception compare with those of a broad-based bond market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
                             Annual Total Returns
--------------------------------------------------------------------------------

                           [BAR CHART APPEARS HERE]

             1993       1994       1995       1996       1997       1998
--------------------------------------------------------------------------------
             11.32%     -4.21%     20.55%     2.05%      9.02%      10.85%

--------------------------------------------------------------------------------
The Fund's year-to-date return as of the quarter ended March 31, 1999, was
-1.91%.
--------------------------------------------------------------------------------

  During the period shown in the bar chart, the highest return for a calendar quarter was 7.22% (quarter ended September 30, 1998) and the lowest return for a quarter was -3.65% (quarter ended March 31, 1994).

--------------------------------------------------------------------------------
        Average Annual Total Returns for Years Ended December 31, 1998
--------------------------------------------------------------------------------
                                              1 Year  5 Years Since Inception*

Vanguard Admiral Intermediate-Term
Treasury Fund                                 10.85%  7.33%        8.10%
Lehman Brothers 5-10 Year U.S. Treasury
Bond Index                                    11.57   7.53         8.37
--------------------------------------------------------------------------------
*December 14, 1992.
--------------------------------------------------------------------------------

8

FEES AND EXPENSES
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended January 31, 1999.

  Shareholder Fees (fees paid directly from your investment)
  Sales Charge (Load) Imposed on Purchases:                             None
  Sales Charge (Load) Imposed on Reinvested Dividends:                  None
  Redemption Fees:                                                      None
  Exchange Fees:                                                        None

  Annual Fund Operating Expenses (expenses deducted from the Fund's assets)
  Management Expenses:                                                  0.11%
  12b-1 Distribution Fees:                                              None
  Other Expenses:                                                       0.04%
  Total Annual Fund Operating Expenses:                                 0.15%

  The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

--------------------------------------------------------------------------------
              1 Year       3 Years        5 Years       10 Years
--------------------------------------------------------------------------------
                $15          $48            $85            $192
--------------------------------------------------------------------------------

  This example should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

Additional Information

Dividends and Capital Gains
Dividends are declared daily and distributed on the first business day of each month; capital gains, if any, are distributed annually in December

Investment Adviser
Vanguard Fixed Income Group, Valley Forge, Pa., since inception

Inception Date
December 14, 1992

Net Assets as of January 31, 1999
$1.36 billion

Suitable for IRAs
Yes

Minimum Initial Investment
$50,000

Newspaper Abbreviation
AdmIT

Vanguard Fund Number
019

Cusip Number
921932307

Ticker Symbol
VAITX

Fund Profile--Vanguard Admiral Long-Term Treasury Fund

The following profile summarizes key features of Vanguard Admiral Long-Term Treasury Fund.

INVESTMENT OBJECTIVE

The Fund seeks to provide current income.

INVESTMENT STRATEGIES

The Fund invests at least 85% of its assets in high-quality, long-term bonds whose interest and principal payments are backed by the full faith and credit of the U.S. government. In addition, at least 65% of the Fund's assets will always be invested in U.S. Treasury securities. The Fund will maintain a dollar-weighted average maturity of between 15 and 30 years.

PRIMARY RISKS
The Fund is subject to several risks, any of which could cause investors to lose money. These include:

 . Interest rate risk, which is the chance that bond prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk is high to very high for long-term bonds.
 . Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally low for long-term bonds.

PERFORMANCE/RISK INFORMATION
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception. The table shows how the Fund's average annual returns for one and five calendar years and since inception compare with those of a broad-based bond market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
                             Annual Total Returns
--------------------------------------------------------------------------------

                           [BAR CHART APPEARS HERE]

  1993         1994         1995         1996         1997            1998
--------------------------------------------------------------------------------
  16.67%       -6.85%       30.05%       -1.07%       13.98%          13.21%

--------------------------------------------------------------------------------
The Fund's year-to-date return as of the quarter ended March 31, 1999, was
-4.14%.
--------------------------------------------------------------------------------

  During the period shown in the bar chart, the highest return for a calendar quarter was 10.62% (quarter ended June 30, 1995) and the lowest return for a quarter was -6.79% (quarter ended March 31, 1996).

--------------------------------------------------------------------------------
        Average Annual Total Returns for Years Ended December 31, 1998
--------------------------------------------------------------------------------
                                               1 Year  5 Years  Since Inception*

Vanguard Admiral Long-Term Treasury Fund       13.21%  9.11%         10.43%
Lehman Brothers Long U.S. Treasury Bond Index  13.52   9.35          10.71
--------------------------------------------------------------------------------
*December 14, 1992.
--------------------------------------------------------------------------------

10

FEES AND EXPENSES
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended January 31, 1999.

Shareholder Fees (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:                                  None
Sales Charge (Load) Imposed on Reinvested Dividends:                       None
Redemption Fees:                                                           None
Exchange Fees:                                                             None

Annual Fund Operating Expenses (expenses deducted from the Fund's assets)
Management Expenses:                                                       0.11%
12b-1 Distribution Fees:                                                   None
Other Expenses:                                                            0.04%
Total Annual Fund Operating Expenses:                                      0.15%

  The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

--------------------------------------------------------------------------------
      1 Year              3 Years              5 Years              10 Years
--------------------------------------------------------------------------------
        $15                 $48                  $85                   $192
--------------------------------------------------------------------------------

  This example should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

Additional Information

Dividends and Capital Gains
Dividends are declared daily and distributed on the first business day of each month; capital gains, if any, are distributed annually in December

Investment Adviser
Vanguard Fixed Income Group, Valley Forge, Pa., since inception

Inception Date
December 14, 1992

Net Assets as of January 31, 1999
$499 million

Suitable for IRAs
Yes

Minimum Initial Investment
$50,000

Newspaper Abbreviation
AdmLT

Vanguard Fund Number
020

Cusip Number
921932406

Ticker Symbol
VALGX

More on the Funds

The following sections discuss other important features of the Vanguard Admiral Funds, including market exposure, security selection, costs and market-timing, turnover rate, and other investment policies and risks. You will also find detailed risk information about the Funds throughout these sections.

Market Exposure
Each Fund's primary policy is to invest in securities backed by the full faith and credit of the U.S. government, in accordance with the Fund's prescribed maturity and credit quality standards. These securities include U.S. Treasury obligations such as bills, notes, and bonds, as well as other full faith and credit obligations of the U.S. government.

[GRAPHIC   Each Fund is subject, in varying degrees, to income risk, which is
APPEARS    the possibility that a Fund's dividends (income) will decline due to
HERE] falling interest rates. Income risk is generally higher for short-term bonds and lower for long-term bonds.

  Changes in interest rates can affect bond prices as well as bond income.

[GRAPHIC   Each Fund is subject, in varying degrees, to interest rate risk,
APPEARS    which is the possibility that bond prices overall will decline over
HERE] short or even long periods due to rising interest rates. Interest rate risk should be low for short-term bonds, moderate for intermediate-term bonds, and high for long-term bonds.

  In the past, bond investors have seen the value of their investment rise and fall--sometimes significantly--with changes in interest rates. Between December 1976 and September 1981, for instance, rising interest rates caused long-term bond prices to fall by almost 48%.

  Except for the Money Market Fund, each Fund invests mainly in bonds. Therefore, changes in interest rates will impact, to varying degrees, the value of each Fund's assets. To illustrate how much of an impact, the following table shows the effect of a 2% change (both up and down) in interest rates on three bonds with a face value of $1,000; each has a different maturity.

--------------------------------------------------------------------------------
                   How Interest Rate Changes Affect Bonds*
--------------------------------------------------------------------------------
                             Value of a $1,000 Bond      Value of a $1,000 Bond
                               After a 2% Increase         After a 2% Decrease
Type of Bond (Maturity)         in Interest Rates           in Interest Rates
--------------------------------------------------------------------------------
Short-Term (2.5 years)                 $956                       $1,046
Intermediate-Term (10 years)            870                        1,156
Long-Term (20 years)                    816                        1,251
--------------------------------------------------------------------------------
*Assuming a 7% yield.
--------------------------------------------------------------------------------

                               PLAIN TALK ABOUT
                           Bonds and Interest Rates

As a rule, when interest rates rise, bond prices fall. The opposite is also true: Bond prices go up when interest rates fall. Why do bond prices and interest rates move in opposite directions? Let's assume that you hold a bond offering a 5% yield. A year later, interest rates are on the rise and bonds are offered with a 6% yield. With higher-yielding bonds available, you would have trouble selling your 5% bond for the price you paid--you would have to lower your asking price. On the other hand, if interest rates were falling and 4% bonds were being offered, you should be able to sell your 5% bond for more than you paid.

                               PLAIN TALK ABOUT
                                Bond Maturities

A bond is issued with a specific maturity date--the date when the bond's issuer, or seller, must pay back the bond's initial value (known as its "face value"). Bond maturities generally range from less than one year (short-term) to 30 years (long-term). The longer a bond's maturity, the more risk you, as a bond investor, face as interest rates rise--but also the more interest you could receive. Long-term bonds are more suitable for investors willing to take greater risks in hope of higher yields; short-term bond investors should be willing to accept lower yields in return for less fluctuation in the value of their investment.

12

  The figures in the table on page 11 are for illustration only; you should not regard them as an indication of future returns from U.S. Treasury securities as a whole, or any Fund in particular.

                               PLAIN TALK ABOUT
                                Credit Quality

A bond's credit quality depends on the issuer's ability to pay interest on the bond and, ultimately, to repay the debt. The lower the rating by one of the independent bond-rating agencies (for example, Moody's or Standard & Poor's), the greater the chance (in the rating agency's opinion) the bond issuer will default, or fail to meet its payment obligations. All things being equal, the lower a bond's credit rating, the higher its yield should be to compensate investors for assuming additional risk. Bonds rated in one of the four highest rating categories are considered "investment grade."

Security Selection

Vanguard Fixed Income Group, adviser to the Funds, primarily selects securities backed by the full faith and credit of the U.S. government. These include U.S. Treasury obligations as well as other U.S. agency obligations, such as those issued by the General Services Administration, the Government National Mortgage Association, the Rural Electrification Administration, the Small Business Administration, the Federal Financing Bank, and other government agencies.

  The Admiral Treasury Money Market Fund invests 100% of its assets in securities backed by the full faith and credit of the U.S. government. At least 65% of the Fund's assets will always be invested in U.S. Treasury bills, notes, and bonds. The remaining assets may be invested U.S. Treasury securities and/or securities issued by other government agencies. In seeking to provide a stable net asset value of $1 per share, the Fund is expected to buy securities with an effective maturity of 13 months or less, and to maintain a dollar-weighted average maturity of 90 days or less.

  The Admiral Short-Term, Intermediate-Term, and Long-Term Treasury Funds each invest at least 85% of their assets in securities backed by the full faith and credit of the U.S. government. At least 65% each Fund's assets will always be invested in U.S. Treasury bills, notes, and bonds. The remaining assets of each Fund may be invested in other U.S. government agency securities, as well as in repurchase agreements fully collateralized by such securities. The three Funds differ primarily in terms of dollar-weighted average maturity: The Short-Term Treasury Fund is expected to maintain a dollar-weighted average maturity of between one and three years; the Intermediate-Term Treasury Fund, a dollar-weighted average maturity of between five and ten years; and the Long-Term Treasury Fund, a dollar-weighted average maturity of between 15 and 30 years.
  The Funds are generally managed without regard to tax ramifications.

[GRAPHIC   Each Fund is subject to manager risk, which is the possibility that
APPEARS    the adviser may do a poor job of selecting securities.
HERE]

  To help you distinguish between the Funds and their various risks, a summary table is provided below.

  ----------------------------------------------------------------------------
                              Risks of the Funds
  ----------------------------------------------------------------------------
                                 Income         Interest            Credit
  Admiral Fund                    Risk          Rate Risk            Risk
  ----------------------------------------------------------------------------
  Treasury Money Market         Very High       Negligible        Negligible
  Short-Term Treasury             High       Low to Moderate      Negligible
  Intermediate-Term Treasury    Moderate     Moderate to High     Negligible
  Long-Term Treasury              Low        High to Very High    Negligible
  ----------------------------------------------------------------------------

Costs and Market-Timing

Some investors try to profit from a strategy called market-timing--switching money into investments when they expect prices to rise, and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. Although several of the Admiral Funds are intended to serve investors' short-term needs, the Funds discourage market-timing, and so have adopted the following policies (among others) designed to discourage short-term trading:

 . Each Fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to the efficient management of the Fund. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.
 . There is a limit on the number of times you can exchange into and out of a
  Fund (see "Redeeming Shares" in the Investing with Vanguard section).
 . Each Fund reserves the right to stop offering shares at any time.

  The Vanguard funds do not permit market-timing. Do not invest in these Funds if you are a market-timer.

                               PLAIN TALK ABOUT

                            The Costs of Investing

  Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the buying and selling of securities by the fund. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.

Turnover Rate

Each Fund retains the right to sell securities regardless of how long the securities have been held. Shorter-term bonds will generally mature or be sold, and need to be replaced, more frequently than longer-term bonds. As a result, shorter-term bond funds tend to have higher fund turnover rates than longer-term bond funds.

Other Investment Policies and Risks
Besides investing in U.S. government securities, each Fund may make certain other kinds of investments to achieve its objective.

[GRAPHIC   The Funds (except the Admiral Treasury Money Market Fund) may invest,
APPEARS    to a limited extent, in derivatives.
HERE]

  The Admiral Short-Term, Intermediate-Term, and Long-Term Treasury Funds may invest, to a limited extent, in bond (interest rate) futures and options contracts, which are traditional types of derivatives. Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. The Funds will not use futures for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. The value of all futures and options contracts in which a Fund acquires an interest cannot exceed 20% of a Fund's total assets.
  The reasons for which a Fund may use futures and options are:
 . To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in bonds.
 . To reduce the Fund's transaction costs or add value when these instruments are favorably priced.
  The Funds may also invest in a relatively conservative class of collateralized mortgage obligations (CMOs), which offer a high degree of cash flow predictability and less vulnerability to mortgage prepayment risk. To reduce credit risk, a Fund may purchase these less-risky classes of CMOs only if they are issued by agencies of the U.S. government.

  In addition, the Admiral Short-Term, Intermediate-Term, and Long-Term Treasury Funds may invest up to 15% of their net assets in illiquid securities, which are securities that cannot be readily resold or converted into cash.

                               PLAIN TALK ABOUT
                                  Derivatives

A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Futures and options are derivatives that have been trading on regulated exchanges for more than two decades. These "traditional" derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. It is these characteristics that differentiate futures and options from the relatively new types of derivatives. If used for speculation or as leveraged investments, derivatives can carry considerable risks.

14

  Except for the Money Market Fund, the Funds may, from time to time, take temporary defensive measures--such as holding cash reserves without limit--that are inconsistent with the Funds' primary investment strategies, in response to adverse market, economic, political, or other conditions. In taking such measures, a Fund may not achieve its investment objective.

                               PLAIN TALK ABOUT
                               Vanguard's Unique
                              Corporate Structure

The Vanguard Group is truly a mutual mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.

The Funds and Vanguard

Vanguard Admiral Funds are members of The Vanguard Group, a family of more than 35 investment companies with more than 100 distinct investment portfolios holding assets worth more than $470 billion. All of the Vanguard funds share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.
  Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.

Investment Adviser

Vanguard Fixed Income Group (the Group), P.O. Box 2600, Valley Forge, PA 19482, provides advisory services on an at-cost basis to Vanguard Admiral Funds. For the fiscal year ended January 31, 1999, the Funds' advisory fees represented an effective annual rate of 0.01% of each Fund's average net assets.
  The Funds have authorized the Group to choose brokers or dealers to handle the purchase and sale of securities for the Funds, and to get the best available price and most favorable execution from these brokers or dealers with respect to all transactions. The Funds may direct the Group to use a particular broker for certain transactions in exchange for commission rebates or research services provided to the Funds.

                               PLAIN TALK ABOUT
                              The Funds' Adviser

Vanguard Fixed Income Group provides investment advisory services to many Vanguard funds; as of January 31, 1999, the Group managed more than $130 billion in total assets.
  The individuals responsible for overseeing the implementation of the Group's strategy for Vanguard Admiral Funds' investments are:
  Ian A. MacKinnon, Managing Director of Vanguard; has worked in investment management since 1974; primary responsibility for Vanguard's internal fixed-income policy and strategy since 1981; B.A., Lafayette College; M.B.A., Pennsylvania State University.
  Robert F. Auwaerter, Principal of Vanguard and Fund Manager of the Admiral Intermediate-Term and Long-Term Treasury Funds since their inception; has managed portfolio investments since 1979; with Vanguard since 1981; B.S., University of Pennsylvania; M.B.A., Northwestern University.
  John W. Hollyer, Principal of Vanguard and Fund Manager of the Admiral Short-Term Fund since 1998; has worked in investment management since 1987; has managed portfolio investments since joining Vanguard in 1989; B.S., University of Pennsylvania.
  David R. Glocke, Principal of Vanguard and Fund Manager of the Admiral Money Market Fund; has worked in investment management since 1991; has managed portfolio investments and this Fund since joining Vanguard in 1997; B.S., University of Wisconsin.

Year 2000 Challenge

The common practice in computer programming of using just two digits to identify a year has resulted in the Year 2000 challenge throughout the information technology industry. If unchanged, many computer applications and systems could misinterpret dates occurring after December 31, 1999, leading to errors or failure. Such failure could adversely affect a fund's operations, including pricing, securities trading, and the servicing of shareholder accounts.
  The Vanguard Group is dedicated to providing uninterrupted, high-quality performance from our computer systems before, during, and after 2000. In July 1998, we completed the renovation and initial testing of our internal systems. Vanguard is diligently working with external partners, suppliers, and vendors, including fund managers and other service providers, to assure that the systems with which we interact remain operational at all times.
  In addition to taking every reasonable step to secure our internal systems and external relationships, Vanguard is further developing contingency plans intended to assure that unexpected systems failures will not adversely affect the Funds' operations. Vanguard intends to monitor these processes through the rollover of 1999 into 2000 and to quickly implement alternate solutions if necessary.
  However, despite Vanguard's efforts and contingency plans, noncompliant computer systems could have a material adverse effect on a Fund's business, operations, or financial condition. Additionally, a Fund's performance could be hurt if a computer-system failure at a company or governmental unit affects the price of securities the Fund owns.


Dividends, Capital Gains, and Taxes

As a shareholder, you are entitled to your share of a Fund's net income
(interest less expenses). The Funds' income dividends accrue daily and are distributed monthly; capital gains distributions generally occur in December. In addition, the Funds may occasionally be required to make supplemental capital gains distributions at some other time during the year. You can receive distributions of income or capital gains in cash, or you can have them automatically invested in more shares of the Fund. In either case, these distributions are taxable to you. It is important to note that distributions of dividends and capital gains that are declared in December--if paid to you by the end of January--are taxed as if they had been paid to you in December.
  Vanguard will send you a statement each year showing the tax status of all your distributions.
 . The dividends and short-term capital gains that you receive are taxable to you as ordinary dividend income for federal income tax purposes.
 . Any distributions of net long-term capital gains by a Fund are taxable to you as long-term capital gains, no matter how long you've owned shares in the Fund.
 . Although the Funds do not seek to realize capital gains, such gains are realized from time to time as by-products of their ordinary investment activities. Consequently, distributions may vary from year to year.
 . If you sell or exchange shares, any gain or loss you have is a taxable event.
  This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.
 . Distributions of dividends or capital gains, and capital gains or losses from your sale or exchange of Fund shares, may be subject to state and local income taxes as well.

                               PLAIN TALK ABOUT
                                 Distributions

As a shareholder, you are entitled to your share of the fund's income from interest, and gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from interest the fund earns from its money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term depending on whether the fund held the securities for less than or more than one year.

16

                               PLAIN TALK ABOUT
                            "Buying a Capital Gain"

Unless you are investing through a tax-deferred retirement account (such as an IRA), it is not to your advantage to buy shares of a fund shortly before it makes a distribution, because doing so can cost you money in taxes. This is known as "buying a capital gain." For example: on December 15, you invest $5,000, buying 250 shares for $20 each. If the fund pays a capital gains distribution of $1 per share on December 16, its share price would drop to $19 (not counting market change). You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in capital gains distributions), but you owe tax on the $250 capital gain you received, even if you had reinvested it in more shares. To avoid "buying a capital gain," check a fund's distribution schedule before you invest.

  The tax information in this prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. (Non-U.S. investors may be subject to U.S. withholding and estate tax.) You should consult your tax adviser about the tax consequences of an investment in any of the Funds.
  Important Note: By law, each Fund must withhold 31% of your taxable distributions and any redemption proceeds if you do not provide your correct taxpayer identification number, or certify that it is correct, or if the IRS instructs the Fund to do so.

Share Price

Each Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of trading on the New York Stock Exchange (the NAV is not calculated on holidays or other days the Exchange is closed). Net asset value per share is computed by adding up the total value of the Fund's investments and other assets, subtracting any of its liabilities (debts), and then dividing by the number of Fund shares outstanding:

              Net Asset Value =       Total Assets - Liabilities
                                --------------------------------------
                                     Number of Shares Outstanding

  Knowing the daily net asset value is useful to you as a shareholder because it indicates the current value of your investment. The Fund's NAV, multiplied by the number of shares you own, gives you the dollar amount you would have received had you sold all of your shares back to the Fund that day.
  A Note on Pricing: A Fund's investments (with the exception of the Admiral Treasury Money Market Fund, which uses the amortized cost method of valuation) will be priced at their market value when market quotations are readily available. When these quotations are not readily available, investments will be priced at their fair value, calculated according to procedures adopted by the Funds' Board of Trustees.
  The Admiral Short-Term, Intermediate-Term, and Long-Term Treasury Funds' share prices can be found daily in the mutual fund listings of most major newspapers under the heading "Vanguard Funds." Different newspapers use different abbreviations for each Fund, but the most common are AdmST, AdmIT, and AdmLT. Newspapers typically list money market fund yields weekly, separately from other mutual funds. The Admiral Money Market Fund's abbreviation is VangAdmUST.

Financial Highlights

The following financial highlights tables are intended to help you understand each Fund's financial performance for the past five years, and certain information reflects financial results for a single Fund share in each case. The total returns in each table represent the rate that an investor would have earned or lost each year on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with each Fund's financial statements--is included in the Funds' most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.

                               PLAIN TALK ABOUT

                  How to Read the Financial Highlights Table

This explanation uses the Admiral Treasury Money Market Fund as an example. The Fund began fiscal 1999 with a net asset value (price) of $1 per share. During the year, the Fund earned $.050 per share from investment income (interest and dividends).

     Shareholders received $.050 per share in the form of dividend distributions.

     The earnings ($.050 per share) minus the distributions ($.050 per share) resulted in a share price of $1 at the end of the year. Assuming that the shareholder had reinvested the distributions in the purchase of more shares, the total return from the Fund was 5.12% for the year.

     As of January 31, 1999, the Fund had $5 billion in net assets. For the year, its expense ratio was 0.15% ($1.50 per $1,000 of net assets); and its net investment income amounted to 4.97% of its average net assets.

-------------------------------------------------------------------------------------------------------------------------------
                                                                           Vanguard Admiral Treasury
                                                                               Money Market Fund
                                                                            Year Ended January 31,
                                                    ---------------------------------------------------------------------------
                                                     1999             1998             1997             1996             1995
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year                  $1.00            $1.00            $1.00            $1.00            $1.00
-------------------------------------------------------------------------------------------------------------------------------
Investment Operations
  Net Investment Income                              .050             .052             .051             .055             .041
  Net Realized and Unrealized Gain
    (Loss) on Investments                              --               --               --               --               --
                                                    ---------------------------------------------------------------------------
    Total from Investment Operations                 .050             .052             .051             .055             .041
                                                    ---------------------------------------------------------------------------
Distributions
  Dividends from Net Investment Income              (.050)           (.052)           (.051)           (.055)           (.041)
  Distributions from Realized Capital Gains             --               --               --               --               --
                                                    ---------------------------------------------------------------------------
    Total Distributions                             (.050)           (.052)           (.051)           (.055)           (.041)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                        $1.00            $1.00            $1.00            $1.00            $1.00
===============================================================================================================================

Total Return                                         5.12%            5.31%            5.24%            5.66%            4.19%
===============================================================================================================================

Ratios/Supplemental Data
  Net Assets, End of Year (Millions)               $5,057           $3,880           $3,247           $1,778            1,371
  Ratio of Total Expenses to
    Average Net Assets                               0.15%            0.15%            0.15%            0.15%            0.15%
  Ratio of Net Investment Income to
    Average Net Assets                               4.97%            5.20%            5.12%            5.50%            4.21%
===============================================================================================================================

  From time to time, the Vanguard funds advertise yield and total return figures. Yield is a measure of past dividend income. Total return includes both past dividend income (assuming that it has been reinvested) plus realized and unrealized capital appreciation (or depreciation). Neither yield nor total return should be used to predict the future performance of a fund.

18

---------------------------------------------------------------------------------------------------------------------------------
                                                                            Vanguard Admiral Short-Term Treasury Fund
                                                                                      Year Ended January 31,
                                                              -------------------------------------------------------------------
                                                                1999          1998           1997           1996           1995
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year                            $10.15        $10.04         $10.23          $9.77         $10.26
---------------------------------------------------------------------------------------------------------------------------------
Investment Operations
  Net Investment Income                                         .548          .592           .587           .626           .518
  Net Realized and Unrealized Gain (Loss) on Investments        .114          .110          (.190)          .460          (.468)
                                                              -------------------------------------------------------------------
    Total from Investment Operations                            .662          .702           .397          1.086           .050
                                                              -------------------------------------------------------------------
Distributions
  Dividends from Net Investment Income                         (.548)        (.592)         (.587)         (.626)         (.518)
  Distributions from Realized Capital Gains                    (.044)        --             --             --              (.022)
                                                              -------------------------------------------------------------------
    Total Distributions                                        (.592)        (.592)         (.587)         (.626)         (.540)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                                  $10.22         $10.15         $10.04         $10.2           $9.77
=================================================================================================================================

Total Return                                                   6.70%          7.21%          4.05%         11.41%          0.57%
=================================================================================================================================

Ratios/Supplemental Data
  Net Assets, End of Year (Millions)                          $1,257          $781           $553           $426           $333
  Ratio of Total Expenses to Average Net Assets                0.15%          0.15%          0.15%          0.15%          0.15%
  Ratio of Net Investment Income to Average Net Assets         5.35%          5.89%          5.85%          6.22%          5.30%
  Turnover Rate                                                  130%           81%            80%            95%           129%
=================================================================================================================================
---------------------------------------------------------------------------------------------------------------------------------
                                                                        Vanguard Admiral Intermediate-Term Treasury Fund
                                                                                     Year Ended January 31,
                                                              -------------------------------------------------------------------
                                                                1999           1998           1997           1996           1995
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year                            $10.60         $10.17         $10.70    $      9.58         $10.58
---------------------------------------------------------------------------------------------------------------------------------
Investment Operations
  Net Investment Income                                         .624           .645           .648           .665           .598
  Net Realized and Unrealized Gain (Loss) on Investments        .348           .430          (.530)         1.120          (.995)
                                                             -------------------------------------------------------------------
    Total from Investment Operations                            .972          1.075           .118          1.785          (.397)
                                                             -------------------------------------------------------------------
Distributions
  Dividends from Net Investment Income                         (.624)         (.645)         (.648)         (.665)         (.598)
  Distributions from Realized Capital Gains                    (.008)            --            --             --           (.005)
                                                             -------------------------------------------------------------------
    Total Distributions                                        (.632)         (.645)         (.648)         (.665)         (.603)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                                  $10.94         $10.60         $10.17         $10.70          $9.58
=================================================================================================================================

Total Return                                                   9.45%          10.98%          1.30%         19.16%         -3.67%
=================================================================================================================================

Ratios/Supplemental Data
  Net Assets, End of Year (Millions)                          $1,360           $905           $659           $585           $357
  Ratio of Total Expenses to Average Net Assets                 0.15%          0.15%          0.15%          0.15%          0.15%
  Ratio of Net Investment Income to Average Net Assets          5.80%          6.28%          6.37%          6.49%          6.15%
  Turnover Rate                                                   63%            34%            52%            64%           134%
=================================================================================================================================

----------------------------------------------------------------------------------------------------------------------------------
                                                                         Vanguard Admiral Long-Term Treasury Fund
                                                                                 Year Ended January 31,
                                                             ---------------------------------------------------------------------
                                                               1999           1998           1997           1996            1995
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year                           $11.12         $10.13         $11.06          $9.40          $10.90
----------------------------------------------------------------------------------------------------------------------------------
Investment Operations
  Net Investment Income                                        .654           .669           .681           .691           .670
  Net Realized and Unrealized Gain (Loss) on Investments       .653           .990          (.900)         1.749         (1.405)
                                                             ---------------------------------------------------------------------
    Total from Investment Operations                          1.307          1.659          (.219)         2.440          (.735)
                                                             ---------------------------------------------------------------------
Distributions
  Dividends from Net Investment Income                        (.654)         (.669)         (.681)         (.691)         (.670)
  Distributions from Realized Capital Gains                   (.053)        --              (.030)         (.089)         (.095)
                                                             ---------------------------------------------------------------------
    Total Distributions                                       (.707)         (.669)         (.711)         (.780)         (.765)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                                 $11.72         $11.12         $10.13         $11.06          $9.40
==================================================================================================================================

Total Return                                                  12.11%         17.05%         -1.75%         26.74%         -6.60%
==================================================================================================================================

Ratios/Supplemental Data
  Net Assets, End of Year (Millions)                           $499           $327           $192           $186           $136
  Ratio of Total Expenses to Average Net Assets                0.15%          0.15%          0.15%          0.15%          0.15%
  Ratio of Net Investment Income to Average Net Assets         5.72%          6.41%          6.72%          6.66%          7.06%
  Turnover Rate                                                  32%            13%            42%           125%            44%
==================================================================================================================================

"Standard & Poor's(R)," "S&P(R)," "S&P500(R)," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc.

20

Investing with Vanguard

Are you looking for the most convenient way to open or add money to a Vanguard account? Obtain instant access to fund information? Establish an account for a minor child or for your retirement savings?
   Vanguard can help. Our goal is to make it easy and pleasant for you to do business with us.
   The following sections of the prospectus briefly explain the many services we offer. Booklets providing detailed information are available on the services marked with a [GRAPHIC APPEARS HERE]. Please call us to request copies.


Services and Account Features

Vanguard offers many services that make it convenient to buy, sell, or exchange shares, or to obtain fund or account information.
--------------------------------------------------------------------------------
Telephone Redemptions (Sales and Exchanges)
Automatically set up for these Funds unless you notify us otherwise.
--------------------------------------------------------------------------------
Checkwriting [GRAPHIC APPEARS HERE]
Method for drawing money from your account by writing a check for $250 or more.
--------------------------------------------------------------------------------
Vanguard Direct Deposit Service(TM) [GRAPHIC APPEARS HERE]
Automatic method for depositing your paycheck or U.S. government payment (including Social Security and government pension checks) into your account.
--------------------------------------------------------------------------------
Vanguard Automatic Exchange Service(TM) [GRAPHIC APPEARS HERE]
Automatic method for moving a fixed amount of money from one Vanguard fund account to another.
--------------------------------------------------------------------------------
Vanguard Fund Express((R)) [GRAPHIC APPEARS HERE]
Electronic method for buying or
selling shares. You can transfer money between your Vanguard fund account and an account at your bank, savings and loan, or credit union on a systematic schedule or whenever you wish.
--------------------------------------------------------------------------------
Vanguard Dividend Express((TM))[GRAPHIC APPEARS HERE]
Electronic method for transferring dividend and/or capital gains distributions directly from your Vanguard fund account to your bank, savings and loan, or credit union account.
--------------------------------------------------------------------------------
Vanguard Tele-Account((R)) 1-800-662-6273 (ON-BOARD)[GRAPHIC APPEARS HERE] Toll-free 24-hour access to Vanguard fund and account information--as well as some transactions--by using any touch-tone phone. Tele-Account provides total return, share price, price change, and yield quotations for all Vanguard funds; gives your account balances and history (e.g., last transaction, latest dividend distribution); and allows you to sell or exchange fund shares.
--------------------------------------------------------------------------------
Access Vanguard((TM)) www.vanguard.com [GRAPHIC APPEARS HERE]
You can use your personal computer to perform certain transactions for most Vanguard funds by accessing our website. To establish this service, you must register through the website. We will then send to you, by mail, an account access password that allows you to process the following financial and administrative transactions online:
 . Open a new account.*
 . Buy, sell, or exchange shares of most funds.
 . Change your name/address.
 . Add/change fund options (including dividend options, Vanguard Fund Express, bank instructions, checkwriting, and Vanguard Automatic Exchange Service).

*Only current Vanguard shareholders can open a new account online, by exchanging shares from other existing Vanguard accounts.
--------------------------------------------------------------------------------
Investor Information Department: 1-800-662-7447 (SHIP) Text Telephone:
1-800-952-3335 Call Vanguard for information on our funds, fund services, and retirement accounts, and to request literature.
--------------------------------------------------------------------------------
Client Services Department: 1-800-662-2739 (CREW) Text Telephone: 1-800-662-2738 Call Vanguard for information on your account, account transactions, and account statements.
--------------------------------------------------------------------------------

                                                                              21
--------------------------------------------------------------------------------
Services for Clients of Vanguard's Institutional Division: 1-888-809-8102 Vanguard's Institutional Division offers a variety of specialized services for large institutional investors, including the ability to effect account transactions through private electronic networks and third-party recordkeepers.
--------------------------------------------------------------------------------


Types of Accounts

Individuals and institutions can establish a variety of accounts with Vanguard.
--------------------------------------------------------------------------------
For One or More People
Open an account in the name of one (individual) or more (joint tenants) people.
--------------------------------------------------------------------------------
For Holding Personal Trust Assets [GRAPHIC APPEARS HERE]
Invest assets held in an existing personal trust.
--------------------------------------------------------------------------------
For Individual Retirement Accounts [GRAPHIC APPEARS HERE]
Open a traditional IRA account or a Roth IRA account. Eligibility and other requirements are established by federal law and Vanguard custodial account agreements. For more information, please call 1-800-662-7447 (SHIP).
--------------------------------------------------------------------------------
For an Organization [GRAPHIC APPEARS HERE]
Open an account as a corporation, partnership, endowment, foundation, or other entity.
--------------------------------------------------------------------------------
For Third-Party Trustee Retirement Investments
Open an account as a retirement trust or plan based on an existing corporate or institutional plan. These accounts are established by the trustee of the existing plan.
--------------------------------------------------------------------------------
Vanguard Prototype Plans
Open a variety of retirement accounts using Vanguard prototype plans for individuals, sole proprietorships, and small businesses. For more information, please call 1-800-662-2003.
--------------------------------------------------------------------------------
A Note on Investing with Vanguard Through Other Firms
You may purchase or sell Fund shares through a financial intermediary such as a bank, broker, or investment adviser. If you invest with Vanguard through an intermediary, please read that firm's program materials carefully to learn of any special rules that may apply. For example, special terms may apply to additional service features, fees or other policies. Consult your intermediary to determine when your order will be priced.
--------------------------------------------------------------------------------


Buying Shares

If Vanguard receives your check (or electronic transfer) before the close of trading on the New York Stock Exchange (generally 4 p.m. Eastern time) on a regular business day, your investment in any Vanguard Admiral Fund (except the Treasury Money Market Fund) will be converted to federal funds and credited to your account at that day's closing price, the next-determined net asset value. You will begin earning dividends on your investment the following calendar day. (Federal funds are Federal Reserve deposits that banks and other financial institutions "borrow" from one another to meet short-term cash needs; fund advisers must use federal funds to pay for the securities they buy.)
 Your investment in the Treasury Money Market Fund will also be converted to federal funds and credited to your account; however, the conversion to federal funds for the Treasury Money Market Fund investments takes one business day. Because of this conversion period, your Treasury Money Market Fund account will be credited on the business day following the day we receive your check. You will begin earning dividends on your investment on the following calendar day. For example, if we receive your check before the close of trading on the New York Stock Exchange (generally 4 p.m. Eastern time) on a Thursday, your account will be credited the next business day (Friday) and you will begin earning dividends on Saturday.
 Each of the Funds is offered on a no-load basis, meaning that you do not pay sales commissions or 12b-1 distribution fees.
--------------------------------------------------------------------------------

22

--------------------------------------------------------------------------------
Minimum Investment to . . .
open a new account
$50,000.

add to an existing account
$100 by mail or exchange; $1,000 by wire.
--------------------------------------------------------------------------------

A Note on Low Balances
Each Fund reserves the right to close any nonretirement account whose balance falls below the minimum initial investment amount of $50,000.
--------------------------------------------------------------------------------
By Mail to . . .[GRAPHIC APPEARS HERE]
open a new account
Complete and sign the application form and enclose your check.

add to an existing account
Mail your check with an Invest-By-Mail form detached from your confirmation statement to the address listed on the form.

Make your check payable to: The Vanguard Group-(insert appropriate Fund number; see below)
Vanguard Admiral Treasury Money Market Fund-11;
Vanguard Admiral Short-Term Treasury Fund-12;
Vanguard Admiral Intermediate-Term Treasury Fund-19;
Vanguard Admiral Long-Term Treasury Fund-20
All purchases must be made in U.S. dollars, and checks must be drawn on U.S. banks.

First-class mail to:                    Express or Registered mail to:
The Vanguard Group                      The Vanguard Group
P.O. Box 2600                           455 Devon Park Drive
Valley Forge, PA 19482-2600             Wayne, PA 19087-1815

For clients of Vanguard's Institutional Division . . .

First-class mail to:                    Express or Registered mail to:
The Vanguard Group                      The Vanguard Group
P.O. Box 2900                           455 Devon Park Drive
Valley Forge, PA 19482-2900             Wayne, PA 19087-1815
--------------------------------------------------------------------------------
IMPORTANT NOTE: To prevent check fraud, Vanguard will not accept checks made payable to third parties.
--------------------------------------------------------------------------------
By Telephone to . . .[GRAPHIC APPEARS HERE] open a new account
Call Vanguard Tele-Account(*) 24 hours a day--or Client Services during business hours--to exchange from another Vanguard fund account with the same registration (name, address, taxpayer identification number, and account type).

add to an existing account
Call Vanguard Tele-Account(*) 24 hours a day--or Client Services during business hours--to exchange from another Vanguard fund account with the same registration (name, address, taxpayer identification number, and account type). Use Vanguard Fund Express (see "Services and Account Features") to transfer assets from your bank account. Call Client Services before your first use to verify that this option is in place.

Vanguard Tele-Account                Client Services
1-800-662-6273                       1-800-662-2739
(*)You must obtain a Personal Identification Number through Tele-Account at least seven days before you request your first exchange.
--------------------------------------------------------------------------------

                                                                              23
--------------------------------------------------------------------------------
IMPORTANT NOTE: Once you've requested a telephone transaction and a confirmation number has been assigned, the transaction cannot be revoked. We reserve the right to refuse any purchase request.
--------------------------------------------------------------------------------
By Wire to Open a New Account or Add to an Existing Account [GRAPHIC APPEARS
                                                                  HERE]
Call Client Services to arrange your wire transaction. Wire transactions are not available for retirement accounts, except for asset transfers and direct rollovers.

Wire to:
FRB ABA 021001088
HSBC Bank USA

For credit to:
Account: 000112046
Vanguard Incoming Wire Account

In favor of:
Vanguard Admiral Treasury Money Market Fund-11;
Vanguard Admiral Short-Term Treasury Fund-12;
Vanguard Admiral Intermediate-Term Treasury Fund-19;
Vanguard Admiral Long-Term Treasury Fund-20
[Account number, or temporary number for a new account]
[Registered account owner/s]
[Registered address]

For the Treasury Money Market Fund only: If you buy Fund shares through a federal funds wire, your investment begins earning dividends the next calendar day. You can begin earning dividends immediately if you notify Vanguard by 10:45 a.m. Eastern time that you intend to make a wire purchase that day.
--------------------------------------------------------------------------------
  You can redeem (that is, sell or exchange) shares purchased by check or Vanguard Fund Express at any time. However, while your redemption request will be processed at the next-determined net asset value after it is received, your redemption proceeds will not be available until payment for your purchase is collected, which may take up to ten calendar days.
--------------------------------------------------------------------------------
A Note on Large Purchases
It is important that you call Vanguard before you invest a large dollar amount. We must consider the interests of all Fund shareholders and so reserve the right to refuse any purchase that will disrupt the Fund's operation or performance.
--------------------------------------------------------------------------------


Redeeming Shares

This section describes how you can redeem--that is, sell or exchange--a Fund's shares.

When Selling Shares:
 . Vanguard sends the redemption proceeds to you or a designated third party.(*) . You can sell all or part of your Fund shares at any time.

* May require a signature guarantee; see footnote on page 26.

When Exchanging Shares:
 . The redemption proceeds are used to purchase shares of a different Vanguard fund.
 . You must meet the receiving fund's minimum investment requirements.
 . Vanguard reserves the right to revise or terminate the exchange privilege, limit the amount of an exchange, or reject an exchange at any time, without notice.

24

In both cases, your transaction will be based on the Fund's next-determined share price, subject to any special rules discussed in this prospectus. For exchanges, the purchase side of the transaction will be based on the receiving fund's next-determined share price, again subject to any special rules discussed in this prospectus.
--------------------------------------------------------------------------------

Note: Once a redemption is requested and a confirmation number given, the transaction cannot be canceled.
--------------------------------------------------------------------------------

HOW TO REQUEST A REDEMPTION
You can request a redemption from your Fund account in any one of three ways: online, by telephone, or by mail. You can also sell shares by check.
--------------------------------------------------------------------------------
Online Requests [GRAPHIC APPEARS HERE]
Access Vanguard at www.vanguard.com
You can use your personal computer to sell or exchange shares of most Vanguard funds by accessing our website. To establish this service, you must register through the website. We will then send you, by mail, an account access password that will enable you to sell or exchange shares online (as well as perform other transactions).
     Note: The Vanguard funds whose shares you cannot exchange online or by telephone are Vanguard U.S. Stock Index Funds, Vanguard Balanced Index Fund, Vanguard International Stock Index Funds, Vanguard REIT Index Fund, Vanguard Total International Stock Index Fund, and Vanguard Growth and Income Fund. These funds do, however, permit online and telephone exchanges within IRAs and other retirement accounts. If you sell shares of these funds online, you will receive a redemption check at your address of record.
--------------------------------------------------------------------------------
Telephone Requests [GRAPHIC APPEARS HERE]
All Account Types Except Retirement:
Call Vanguard Tele-Account 24 hours a day--or Client Services during business hours--to sell or exchange shares. You can exchange shares from a Fund to open an account in another Vanguard fund or to add to an existing Vanguard fund account with an identical registration.

Retirement Accounts:
You can exchange--but not sell--shares by calling Tele-Account or Client
Services.

Vanguard Tele-Account                Client Services
1-800-662-6273                       1-800-662-2739
--------------------------------------------------------------------------------
SPECIAL INFORMATION: We will automatically establish the telephone redemption option for your account, unless you instruct us otherwise in writing. While telephone redemption is easy and convenient, this account feature involves a risk of loss from unauthorized or fraudulent transactions. Vanguard will take reasonable precautions to protect your account from fraud. You should do the same by keeping your account information private and immediately reviewing any account statements that we send to you. Make sure to contact Vanguard immediately about any transaction you believe to be unauthorized.
--------------------------------------------------------------------------------
We reserve the right to refuse a telephone redemption if the caller is unable to provide:
 [X] The ten-digit account number.
 [X] The name and address exactly as registered on the account.
 [X] The primary Social Security or employer identification number as registered on the account.
 [X] The Personal Identification Number, if applicable.
 Please note that Vanguard will not be responsible for any account losses due to telephone fraud, so long as we have taken reasonable steps to verify the caller's identity. If you wish to remove the telephone redemption feature from your account, please notify us in writing.
--------------------------------------------------------------------------------
A Note on Unusual Circumstances
Vanguard reserves the right to revise or terminate the telephone redemption privilege at any time, without notice. In addition, Vanguard can stop selling shares or postpone payment at times when the New York Stock Exchange is closed or under any emergency circumstances as determined by the U.S. Securities and Exchange Commission. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send us your request by regular or express mail. Follow the instructions on selling or exchanging shares by mail in this section.
--------------------------------------------------------------------------------
Mail Requests [GRAPHIC APPEARS HERE]
All Account Types Except Retirement:
Send a letter of instruction signed by all registered account holders. Include the fund name and account number and (if you are selling) a dollar amount or number of shares OR (if you are exchanging) the name of the fund you want to exchange into and a dollar amount or number of shares. To exchange into an account with a different registration (including a different name, address, taxpayer identification number, or account type), you must provide Vanguard with written instructions that include the guaranteed signatures of all current owners of the fund from which you wish to redeem.

Vanguard Retirement Accounts:
For information on how to request distributions from:
 . Traditional IRAs and Roth IRAs--call Client Services.
 . SEP-IRAs, SIMPLE IRAs, 403(b)(7) custodial accounts, and Profit-Sharing and
  Money Purchase Pension (Keogh) Plans--call Individual Retirement Plans at 1-800-662-2003.

Depending on your account registration type, additional documentation may be required.

First-class mail to:                    Express or Registered mail to:
The Vanguard Group                      The Vanguard Group
P.O. Box 1120                           455 Devon Park Drive
Valley Forge, PA 19482-1120             Wayne, PA 19087-1815

For clients of Vanguard's Institutional Division ...

First-class mail to:                    Express or Registered mail to:
The Vanguard Group                      The Vanguard Group
P.O. Box 2900                           455 Devon Park Drive
Valley Forge, PA 19482-2900             Wayne, PA 19087-1815
--------------------------------------------------------------------------------
Check Requests [GRAPHIC APPEARS HERE]
You can sell shares by writing a check for $250 or more.
--------------------------------------------------------------------------------
A Note on Large Redemptions
It is important that you call Vanguard before you redeem a large dollar amount. We must consider the interests of all fund shareholders and so reserve the right to delay delivery of your redemption proceeds--up to seven days--if the amount will disrupt the Fund's operation or performance.
  If you redeem more than $250,000 worth of Fund shares within any 90-day period, the Fund reserves the right to pay part or all of the redemption proceeds above $250,000 in kind, i.e., in securities, rather than in cash. If payment is made in kind, you may incur brokerage commissions if you elect to sell the securities for cash.
--------------------------------------------------------------------------------

OPTIONS FOR REDEMPTION PROCEEDS
You may receive your redemption proceeds in one of three ways: check, wire (money market funds and other daily dividend funds only), or exchange to another Vanguard fund.
--------------------------------------------------------------------------------
Check Redemptions
Normally, Vanguard will mail your check within two business days of a redemption.
--------------------------------------------------------------------------------
Wire Redemptions [GRAPHIC APPEARS HERE]
The wire redemption option is not automatic; you must establish it by completing a special form or the appropriate section of your account application. Wire redemptions can be initiated by mail or by telephone during Vanguard's business hours, but not online.

26

For Money Market Funds:
For telephone requests made by 10:30 a.m. EST, the wire will arrive at your bank by the close of business that same day. Requests made by 4 p.m. EST will arrive at your bank by the close of business on the following business day.

For Other Daily Dividend Funds:
For telephone requests made by 4 p.m. EST, the wire will arrive at your bank by the close of business on the following business day.
--------------------------------------------------------------------------------
Exchange Redemptions
As described above, an exchange involves using the proceeds of your redemption to purchase shares of another Vanguard fund.
--------------------------------------------------------------------------------

FOR OUR MUTUAL PROTECTION
For your best interests and ours, Vanguard applies these additional requirements to redemptions:

Request in "Good Order"
All redemption requests must be received by Vanguard in "good order." This means that your request must include:
 [X] The Fund name and account number.
 [X] The amount of the transaction (in dollars or shares).
 [X] Signatures of all owners exactly as registered on the account (for mail requests).
 [X] Signature guarantees (if required).*
 [X] Any supporting legal documentation that may be required.
 [X] Any outstanding certificates representing shares to be redeemed.

*For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are to be sent to a different person or address. A signature guarantee can be obtained from most banks, credit unions, and licensed brokers.

Transactions are processed at the next-determined share price after Vanguard has received all required information.
--------------------------------------------------------------------------------
Limits on Account Activity
Because excessive account transactions can disrupt management of a Fund and increase the Fund's costs for all shareholders, Vanguard limits account activity as follows:
 . You may make no more than two substantive "round trips" through the Fund during any 12-month period.
 . Your round trips through the Fund must be at least 30 days apart.
 . The Fund may refuse a share purchase at any time, for any reason.
 . Vanguard may revoke an investor's telephone exchange privilege at any time, for any reason.

A "round trip" is a redemption from the Fund followed by a purchase back into the Fund. Also, "round trip" covers transactions accomplished by any combination of methods, including transactions conducted by check, wire, or exchange to/from another Vanguard fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of the Fund.
--------------------------------------------------------------------------------
Return Your Share Certificates
Any portion of your account represented by share certificates cannot be redeemed until you return the certificates to Vanguard. Certificates must be returned (unsigned), along with a letter requesting the sale or exchange you wish to process, via certified mail to:

The Vanguard Group
455 Devon Park Drive
Wayne, PA 19087-1815
--------------------------------------------------------------------------------
All Trades Final
Vanguard will not cancel any transaction request (including any purchase or redemption) that we believe to be authentic once the request has been received and a confirmation number assigned.
--------------------------------------------------------------------------------

                                                                              27
Transferring Registration

You can transfer the registration of your Fund shares to another owner by completing a transfer form and sending it to Vanguard.

First-class mail to:                   Express or Registered mail to:
The Vanguard Group                     The Vanguard Group
P.O. Box 1110                          455 Devon Park Drive
Valley Forge, PA 19482-1110            Wayne, PA 19087-1815

For clients of Vanguard's Institutional Division . . .

First-class mail to:                   Express or Registered mail to:
The Vanguard Group                     The Vanguard Group
P.O. Box 2900                          455 Devon Park Drive
Valley Forge, PA 19482-2900            Wayne, PA 19087-1815
--------------------------------------------------------------------------------

Fund and Account Updates

STATEMENTS AND REPORTS
We will send you account and tax statements to help you keep track of your Fund account throughout the year as well as when you are preparing your income tax returns.
 In addition, you will receive financial reports about the Fund twice a year. These comprehensive reports include an assessment of the Fund's performance (and a comparison to its industry benchmark), an overview of the markets, a report from the advisers, and the Fund's financial statements which include a listing of the Fund's holdings.

 To keep each Fund's costs as low as possible (so that you and other shareholders can keep more of the Fund's investment earnings), Vanguard attempts to eliminate duplicate mailings to the same address. When we find that two or more Fund shareholders have the same last name and address, we send just one Fund report to that address--instead of mailing separate reports to each shareholder. If you want us to send separate reports, however, you may notify our Client Services Department at 1-800-662-2739.
--------------------------------------------------------------------------------
Confirmation Statement
Sent each time you buy, sell, or exchange shares; confirms the trade date and the amount of your transaction.
--------------------------------------------------------------------------------
Portfolio Summary [GRAPHIC APPEARS HERE]
Mailed quarterly for most accounts; shows the market value of your account at the close of the statement period, as well as distributions, purchases, sales, and exchanges for the current calendar year.
--------------------------------------------------------------------------------
Fund Financial Reports
Mailed in March and September for these Funds.
--------------------------------------------------------------------------------
Tax Statements
Generally mailed in January; report previous year's dividend and capital gains distributions, proceeds from the sale of shares, and distributions from IRAs or other retirement accounts.
--------------------------------------------------------------------------------
Average Cost Review Statement [GRAPHIC APPEARS HERE]
Issued quarterly for most taxable accounts (accompanies your Portfolio Summary); shows the average cost of shares that you redeemed during the calendar year, using the average cost single category method.
--------------------------------------------------------------------------------
Checkwriting Statement
Sent monthly to shareholders using Vanguard's checkwriting option. Our statement provides images of the front and back of each checkwriting draft paid in the previous month. This consolidated statement is sent instead of the original canceled drafts, which will not be returned.
--------------------------------------------------------------------------------

                     (This page intentionally left blank.)

Glossary of Investment Terms

Bond
A debt security (IOU) issued by a corporation, government, or government agency in exchange for the money you lend it. In most instances, the issuer agrees to pay back the loan by a specific date and make regular interest payments until that date.

Capital Gains Distribution
Payment to mutual fund shareholders of gains realized on securities that the fund has sold at a profit, minus any realized losses.

Cash Reserves
Cash deposits, short-term bank deposits, and money market instruments which include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

Dividend Income
Payment to shareholders of income from interest or dividends generated by a fund's investments.

Duration
A measure of the sensitivity of bond--and bond fund--prices to interest rate movements. For example, if a bond has a duration of two years, its price would fall by about 2% when interest rates rose one percentage point. On the other hand, the bond's price would rise by about 2% when interest rates fell by one percentage point.

Expense Ratio
The percentage of a fund's average net assets used to pay its expenses. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

Face Value
The amount to be paid at maturity of a bond; also known as the par value or principal.

Fixed-Income Securities
Investments, such as bonds, that have a fixed payment schedule. While the level of income offered by these securities is predetermined, their prices may fluctuate.

Investment Adviser
An organization that makes the day-to-day decisions regarding a fund's investments.

Maturity
The date when a bond issuer agrees to repay the bond's principal, or face value, to the bond's buyer.

Net Asset Value (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

Principal
The amount of your own money you put into an investment.

Total Return
A percentage change, over a specified time period, in a mutual fund's net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

Volatility
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations between its high and low prices.

Yield
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

                                       [LOGO OF THE VANGUARD GROUP APPEARS HERE]


For More Information
If you'd like more information about Vanguard Admiral Funds, the following documents are available free upon request:

Annual/Semiannual Report to Shareholders
Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In these reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the most recent fiscal year.

Statement of Additional Information (SAI)
The SAI provides more detailed information about the Funds.

The current annual and semiannual reports and the SAI are incorporated by reference into (and are thus legally a part of) this prospectus.

To receive a free copy of the latest annual or semiannual report or the SAI, or to request additional information about the Funds or other Vanguard funds, please contact us as follows:

The Vanguard Group Investor Information Department
P.O. Box 2600
Valley Forge, PA 19482-2600

Telephone:
1-800-662-7447 (SHIP)

Text Telephone:
1-800-952-3335

World Wide Web:
www.vanguard.com

If you are a current Fund shareholder and would like information about your account, account transactions, and/or account statements, please call:

Client Services Department
Telephone:
1-800-662-2739 (CREW)

Text Telephone:
1-800-662-2738

Information provided by the Securities and Exchange Commission (SEC)

You can review and copy information about the Funds (including the SAI) at the SEC's Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 1-800-SEC-0330. Reports and other information about the Funds are also available on the SEC's website (www.sec.gov), or you can receive copies of this information, for a fee, by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-6009.

Funds' Investment Company Act
file number: 811-7043

(C) 1999 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

P012N-05/21/1999

Vanguard Admiral Funds

Participant Prospectus
May 21, 1999
A Group of Fixed-Income Treasury Mutual Funds

Contents

1  An Introduction to Vanguard Admiral Funds

2  Fund Profiles

   2 Vanguard Admiral Treasury Money Market Fund

   5 Vanguard Admiral Short-Term Treasury Fund

   7 Vanguard Admiral Intermediate-Term Treasury Fund

   9 Vanguard Admiral Long-Term Treasury Fund

11 More on the Funds

14 The Funds and Vanguard

14 Investment Adviser

15 Year 2000 Challenge

15 Dividends, Capital Gains, and Taxes

15 Share Price

17 Financial Highlights

20 Investing with Vanguard

20 Accessing Fund Information by Computer

Glossary (inside back cover)

--------------------------------------------------------------------------------
Why Reading This Prospectus Is Important

This prospectus explains the objective, risks, and strategies of each of the Vanguard Admiral Funds. To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk((R))" explanations along the way. Reading the prospectus will help you to decide which Fund, if any, is the right investment for you. We suggest that you keep it for future reference.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Important Note

This prospectus is intended for participants in employer-sponsored retirement or savings plans. Another version--for investors who would like to open a personal investment account--can be obtained by calling Vanguard at 1-800-662-7447.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Important Note

The minimum initial investment for each of the Funds is $50,000.
--------------------------------------------------------------------------------

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                                                              1
An Introduction to Vanguard Admiral Funds

   This prospectus provides information about the four Vanguard Admiral Funds. Each of these Funds seeks to provide current income. The Treasury Money Market Fund also seeks to maintain a stable share price of $1. To achieve its objective, each Fund invests primarily in securities backed by the full faith and credit of the U.S. government. The Funds differ, however, in terms of the dollar-weighted average maturity of their holdings, as shown in the following table. As a result, the relative levels of income provided by the Funds will vary to some extent, with the Long-Term Treasury Fund providing the highest level. The Funds' levels of risk will also vary, with the Treasury Money Market Fund having the lowest level and the Long-Term Treasury Fund generally having the highest.

    --------------------------------------------------------------------------
    Fund                                     Dollar-Weighted Average Maturity
    --------------------------------------------------------------------------

    Admiral Treasury Money Market                     90 days or less
    Admiral Short-Term Treasury                       1-3 years
    Admiral Intermediate-Term Treasury                5-10 years
    Admiral Long-Term Treasury                        15-30 years
    --------------------------------------------------------------------------


On the following pages, you'll find profiles that summarize key features of each Fund. Following the profiles, there is important additional information common to all of the Funds.

2

Fund Profile--Vanguard Admiral Treasury Money Market Fund

The following profile summarizes key features of Vanguard Admiral Treasury Money Market Fund.

INVESTMENT OBJECTIVE
The Fund seeks to provide current income and preserve investors' principal, while maintaining liquidity and a stable share price of $1.

INVESTMENT STRATEGIES
The Fund invests solely in high-quality, short-term money market securities whose interest and principal payments are backed by the full faith and credit of the U.S. government. At least 65% of the Fund's assets will always be invested in U.S. Treasury securities. The Fund seeks to provide a stable net asset value of $1 per share by investing in securities with a maturity of 13 months or less, and by maintaining a dollar-weighted average maturity of 90 days or less. For more information on security selection, see page 12.

PRIMARY RISKS
The Fund is subject to income risk, which is the chance that falling interest rates will cause the Fund's income--and thus its total return--to decline. Income risk is generally high for short-term securities.

The Fund is also subject to:
 . Manager risk, which is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

   An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

PERFORMANCE/RISK INFORMATION

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception. The table shows how the Fund's average annual returns for one and five calendar years and since inception compare with those of a money market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
                             Annual Total Returns
--------------------------------------------------------------------------------
                              1993           2.99%
                              1994           3.99%
                              1995           5.66%
                              1996           5.26%
                              1997           5.29%
                              1998           5.18%

--------------------------------------------------------------------------------
The Fund's year-to-date return as of the quarter ended March 31, 1999, was
1.12%.
--------------------------------------------------------------------------------


   During the period shown in the bar chart, the highest return for a calendar quarter was 1.42% (quarter ended June 30, 1995) and the lowest return for a quarter was 0.73% (quarter ended June 30, 1993).

--------------------------------------------------------------------------------
        Average Annual Total Returns for Years Ended December 31, 1998
--------------------------------------------------------------------------------
                                               1 Year  5 Years  Since Inception*
--------------------------------------------------------------------------------
Vanguard Admiral Treasury Money Market Fund     5.18%    5.08%       4.71%
Lipper U.S. Treasury Money Market Fund Average  4.69     4.61        4.27
--------------------------------------------------------------------------------
*December 14, 1992.
--------------------------------------------------------------------------------


   If you would like to know the current seven day yield for the Fund, call Vanguard's Investor Information Department at 1-800-662-7447 (SHIP).


FEES AND EXPENSES
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended January 31, 1999.

Shareholder Fees (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:                            None
Sales Charge (Load) Imposed on Reinvested Dividends:                 None
Redemption Fees:                                                     None
Exchange Fees:                                                       None

Annual Fund Operating Expenses (expenses deducted from the Fund's assets)
Management Expenses:                                                 0.11%
12b-1 Distribution Fees:                                             None
Other Expenses:                                                      0.04%
     Total Annual Fund Operating Expenses:                           0.15%

   The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

--------------------------------------------------------------------------------
                  1 Year     3 Years     5 Years     10 Years
--------------------------------------------------------------------------------
                    $15        $48         $85         $192
--------------------------------------------------------------------------------

   This example should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

4

Additional Information

Dividends
Dividends are declared daily and distributed on the first business day of each month

Investment Adviser
Vanguard Fixed Income Group, Valley Forge, Pa., since inception

Inception Date
December 14, 1992

Net Assets as of January 31, 1999
$5 billion

Newspaper Abbreviation*
VangAdmUST

Vanguard Fund Number
011

Cusip Number
921932109

Ticker Symbol
VUSXX

*Money market funds are listed separately from other newspaper mutual fund listings.

Fund Profile--Vanguard Admiral Short-Term Treasury Fund

The following profile summarizes key features of Vanguard Admiral Short-Term Treasury Fund.

INVESTMENT OBJECTIVE

The Fund seeks to provide current income and preserve investors' principal.

INVESTMENT STRATEGIES

The Fund invests at least 85% of its assets in high-quality, short-term bonds whose interest and principal payments are backed by the full faith and credit of the U.S. government. In addition, at least 65% of the Fund's assets will always be invested in U.S. Treasury securities. The Fund will maintain a dollar-weighted average maturity of between one and three years. For more information on security selection, see page 12.


PRIMARY RISKS
The Fund is subject to several risks, any of which could cause investors to lose money. These include:

 . Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally high for short-term bonds.

 . Interest rate risk, which is the chance that bond prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk is low to moderate for short-term bonds.


PERFORMANCE/RISK INFORMATION
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception. The table shows how the Fund's average annual returns for one and five calendar years and since inception compare with those of a broad-based bond market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
                              Annual Total Returns
--------------------------------------------------------------------------------

                           [BAR GRAPH APPEARS HERE]

                              1993           6.49%
                              1994          -0.34%
                              1995          12.27%
                              1996           4.46%
                              1997           6.49%
                              1998           7.51%

--------------------------------------------------------------------------------
The Fund's year-to-date return as of the quarter ended March 31, 1999, was
0.21%.
--------------------------------------------------------------------------------


   During the period shown in the bar chart, the highest return for a calendar quarter was 3.79% (quarter ended March 31, 1995) and the lowest return for a quarter was -1.07% (quarter ended March 31, 1994).

--------------------------------------------------------------------------------
         Average Annual Total Returns for Years Ended December 31, 1998
--------------------------------------------------------------------------------
                                            1 Year     5 Years  Since Inception*
--------------------------------------------------------------------------------
Vanguard Admiral Short-Term Treasury Fund   7.51%      6.00%        6.16%
Lehman Brothers 1-5 Year U.S. Treasury
  Bond Index                                7.76       6.17         6.37
--------------------------------------------------------------------------------
*December 14, 1992.
--------------------------------------------------------------------------------

6

FEES AND EXPENSES
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended January 31, 1999.

Shareholder Fees (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:                              None
Sales Charge (Load) Imposed on Reinvested Dividends:                   None
Redemption Fees:                                                       None
Exchange Fees:                                                         None


Annual Fund Operating Expenses (expenses deducted from the Fund's assets)
Management Expenses:                                                   0.11%
12b-1 Distribution Fees:                                               None
Other Expenses:                                                        0.04%
     Total Annual Fund Operating Expenses:                             0.15%

   The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

--------------------------------------------------------------------------------
            1 Year      3 Years      5 Years      10 Years
--------------------------------------------------------------------------------
             $15         $48           $85          $192
--------------------------------------------------------------------------------

   This example should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

Additional Information

Dividends and Capital Gains
Dividends are declared daily and distributed on the first business day of each month; capital gains, if any, are distributed annually in December

Investment Adviser
Vanguard Fixed Income Group, Valley Forge, Pa., since inception

Inception Date
December 14, 1992

Net Assets as of January 31, 1999
$1.26 billion

Newspaper Abbreviation
AdmST

Vanguard Fund Number
012

Cusip Number
921932208

Ticker Symbol
VASTX

Fund Profile--Vanguard Admiral Intermediate-Term Treasury Fund

The following profile summarizes key features of Vanguard Admiral
Intermediate-Term Treasury Fund.


INVESTMENT OBJECTIVE

The Fund seeks to provide current income.


INVESTMENT STRATEGIES

The Fund invests at least 85% of its assets in high-quality, intermediate-term bonds whose interest and principal payments are backed by the full faith and credit of the U.S. government. In addition, at least 65% of the Fund's assets will always be invested in U.S. Treasury securities. The Fund will maintain a dollar-weighted average maturity of between five and ten years. For more information on security selection, see page 12.

PRIMARY RISKS
The Fund is subject to several risks, any of which could cause investors to lose money. These include:

 . Interest rate risk, which is the chance that bond prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk is moderate to high for intermediate-term bonds.

 . Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally moderate for intermediate-term bonds.


PERFORMANCE/RISK INFORMATION

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception. The table shows how the Fund's average annual returns for one and five calendar years and since inception compare with those of a broad-based bond market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.


--------------------------------------------------------------------------------
                             Annual Total Returns
--------------------------------------------------------------------------------

                           [BAR GRAPH APPEARS HERE]

                             1993           11.32%
                             1994           -4.21%
                             1995           20.55%
                             1996            2.05%
                             1997            9.02%
                             1998           10.85%

--------------------------------------------------------------------------------
The Fund's year-to-date return as of the quarter ended March 31, 1999, was-
1.91%.
--------------------------------------------------------------------------------


   During the period shown in the bar chart, the highest return for a calendar quarter was 7.22% (quarter ended September 30, 1998) and the lowest return for a quarter was -3.65% (quarter ended March 31, 1994).

--------------------------------------------------------------------------------
         Average Annual Total Returns for Years Ended December 31, 1998
--------------------------------------------------------------------------------
                                          1 Year    5 Years   Since Inception*
--------------------------------------------------------------------------------
Vanguard Admiral Intermediate-Term
    Treasury Fund                         10.85%    7.33%          8.10%
Lehman Brothers 5-10 Year U.S. Treasury
    Bond Index                            11.57     7.53           8.37
--------------------------------------------------------------------------------
*December 14, 1992.
--------------------------------------------------------------------------------

8

FEES AND EXPENSES
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended January 31, 1999.

        Shareholder Fees (fees paid directly from your investment)
        Sales Charge (Load) Imposed on Purchases:                         None
        Sales Charge (Load) Imposed on Reinvested Dividends:              None
        Redemption Fees:                                                  None
        Exchange Fees:                                                    None

        Annual Fund Operating Expenses (expenses deducted from the
         Fund's assets)
        Management Expenses:                                              0.11%
        12b-1 Distribution Fees:                                          None
        Other Expenses:                                                   0.04%
           Total Annual Fund Operating Expenses:                          0.15%


   The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

--------------------------------------------------------------------------------
              1 Year      3 Years      5 Years      10 Years
--------------------------------------------------------------------------------
               $15          $48          $85          $192
--------------------------------------------------------------------------------


   This example should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

Additional Information

Dividends and Capital Gains
Dividends are declared daily and distributed on the first business day of each month; capital gains, if any, are distributed annually in December

Investment Adviser
Vanguard Fixed Income Group, Valley Forge, Pa., since inception

Inception Date
December 14, 1992

Net Assets as of January 31, 1999
$1.36 billion

Newspaper Abbreviation
AdmIT

Vanguard Fund Number
019

Cusip Number
921932307

Ticker Symbol
VAITX

Fund Profile--Vanguard Admiral Long-Term Treasury Fund

The following profile summarizes key features of Vanguard Admiral Long-Term Treasury Fund.

INVESTMENT OBJECTIVE

The Fund seeks to provide current income.

INVESTMENT STRATEGIES

The Fund invests at least 85% of its assets in high-quality, long-term bonds whose interest and principal payments are backed by the full faith and credit of the U.S. government. In addition, at least 65% of the Fund's assets will always be invested in U.S. Treasury securities. The Fund will maintain a dollar-weighted average maturity of between 15 and 30 years.

PRIMARY RISKS
The Fund is subject to several risks, any of which could cause investors to lose money. These include:

 . Interest rate risk, which is the chance that bond prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk is high to very high for long-term bonds.

 . Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally low for long-term bonds.

PERFORMANCE/RISK INFORMATION
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception. The table shows how the Fund's average annual returns for one and five calendar years and since inception compare with those of a broad-based bond market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.



--------------------------------------------------------------------------------
                             Annual Total Returns
--------------------------------------------------------------------------------
                           [BAR GRAPH APPEARS HERE]

                             1993           16.67%
                             1994           -6.85%
                             1995           30.05%
                             1996           -1.07%
                             1997           13.98%
                             1998           13.21%

--------------------------------------------------------------------------------
The Fund's year-to-date return as of the quarter ended March 31, 1999, was
-4.14%.
--------------------------------------------------------------------------------


   During the period shown in the bar chart, the highest return for a calendar quarter was 10.62% (quarter ended June 30, 1995) and the lowest return for a quarter was -6.79% (quarter ended March 31, 1996).

--------------------------------------------------------------------------------
        Average Annual Total Returns for Years Ended December 31, 1998
--------------------------------------------------------------------------------
                                              1 Year   5 Years  Since Inception*
--------------------------------------------------------------------------------
Vanguard Admiral Long-Term Treasury Fund      13.21%   9.11%        10.43%
Lehman Brothers Long U.S. Treasury Bond Index 13.52    9.35         10.71
--------------------------------------------------------------------------------
*December 14, 1992.
--------------------------------------------------------------------------------

10

FEES AND EXPENSES
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended January 31, 1999.

Shareholder Fees (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:                             None
Sales Charge (Load) Imposed on Reinvested Dividends:                  None
Redemption Fees:                                                      None
Exchange Fees:                                                        None

Annual Fund Operating Expenses (expenses deducted from the Fund's assets)
Management Expenses:                                                  0.11%
12b-1 Distribution Fees:                                              None
Other Expenses:                                                       0.04%
   Total Annual Fund Operating Expenses:                              0.15%

   The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

--------------------------------------------------------------------------------
              1 Year      3 Years      5 Years      10 Years
--------------------------------------------------------------------------------
               $15          $48          $85          $192
--------------------------------------------------------------------------------

   This example should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

Additional Information

Dividends and Capital Gains
Dividends are declared daily and distributed on the first business day of each month; capital gains, if any, are distributed annually in December

Investment Adviser
Vanguard Fixed Income Group, Valley Forge, Pa., since inception

Inception Date
December 14, 1992

Net Assets as of January 31, 1999
$499 million

Newspaper Abbreviation
AdmLT

Vanguard Fund Number
020

Cusip Number
921932406

Ticker Symbol
VALGX

More on the Funds

The following sections discuss other important features of the Vanguard Admiral Funds, including market exposure, security selection, costs and market-timing, turnover rate, and other investment policies and risks. You will also find detailed risk information about the Funds throughout these sections.

Market Exposure
Each Fund's primary policy is to invest in securities backed by the full faith and credit of the U.S. government, in accordance with the Fund's prescribed maturity and credit quality standards. These securities include U.S. Treasury obligations such as bills, notes, and bonds, as well as other full faith and credit obligations of the U.S. government.

[GRAPHIC Each Fund is subject, in varying degrees, to income risk, which is the APPEARS possibility that a Fund's dividends (income) will decline due to
HERE] falling interest rates. Income risk is generally higher for short-term bonds and lower for long-term bonds.

  Changes in interest rates can affect bond prices as well as bond income.

[GRAPHIC Each Fund is subject, in varying degrees, to interest rate risk, which APPEARS is the possibility that bond prices overall will decline over short or
HERE] even long periods due to rising interest rates. Interest rate risk should be low for short-term bonds, moderate for intermediate-term bonds, and high for long-term bonds.

  In the past, bond investors have seen the value of their investment rise and fall--sometimes significantly--with changes in interest rates. Between December 1976 and September 1981, for instance, rising interest rates caused long-term bond prices to fall by almost 48%.

   Except for the Money Market Fund, each Fund invests mainly in bonds. Therefore, changes in interest rates will impact, to varying degrees, the value of each Fund's assets. To illustrate how much of an impact, the following table shows the effect of a 2% change (both up and down) in interest rates on three bonds with a face value of $1,000; each has a different maturity.

--------------------------------------------------------------------------------
                    How Interest Rate Changes Affect Bonds*
--------------------------------------------------------------------------------
                              Value of a $1,000 Bond    Value of a $1,000 Bond
                               After a 2% Increase       After a 2% Decrease
Type of Bond (Maturity)         in Interest Rates         in Interest Rates
--------------------------------------------------------------------------------
Short-Term (2.5 years)                 $956                     $1,046
Intermediate-Term (10 years)            870                      1,156
Long-Term (20 years)                    816                      1,251
--------------------------------------------------------------------------------
*Assuming a 7% yield.
--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                           Bonds and Interest Rates

As a rule, when interest rates rise, bond prices fall. The opposite is also true: Bond prices go up when interest rates fall. Why do bond prices and interest rates move in opposite directions? Let's assume that you hold a bond offering a 5% yield. A year later, interest rates are on the rise and bonds are offered with a 6% yield. With higher-yielding bonds available, you would have trouble selling your 5% bond for the price you paid--you would have to lower your asking price. On the other hand, if interest rates were falling and 4% bonds were being offered, you should be able to sell your 5% bond for more than you paid.

                               PLAIN TALK ABOUT
                               Bond Maturities

A bond is issued with a specific maturity date--the date when the bond's issuer, or seller, must pay back the bond's initial value (known as its "face value"). Bond maturities generally range from less than one year (short-term) to 30 years (long-term). The longer a bond's maturity, the more risk you, as a bond investor, face as interest rates rise--but also the more interest you could receive. Long-term bonds are more suitable for investors willing to take greater risks in hope of higher yields; short-term bond investors should be willing to accept lower yields in return for less fluctuation in the value of their investment.

12


   The figures in the table on page 11 are for illustration only; you should not regard them as an indication of future returns from U.S. Treasury securities as a whole, or any Fund in particular.

                               PLAIN TALK ABOUT
                                Credit Quality

A bond's credit quality depends on the issuer's ability to pay interest on the bond and, ultimately, to repay the debt. The lower the rating by one of the independent bond-rating agencies (for example, Moody's or Standard
& Poor's), the greater the chance (in the rating agency's opinion) the bond issuer will default, or fail to meet its payment obligations. All things being equal, the lower a bond's credit rating, the higher its yield should be to compensate investors for assuming additional risk. Bonds rated in one of the four highest rating categories are considered "investment grade."

Security Selection

Vanguard Fixed Income Group, adviser to the Funds, primarily selects securities backed by the full faith and credit of the U.S. government. These include U.S. Treasury obligations as well as other U.S. agency obligations, such as those issued by the General Services Administration, the Government National Mortgage Association, the Rural Electrification Administration, the Small Business Administration, the Federal Financing Bank, and other government agencies.

   The Admiral Treasury Money Market Fund invests 100% of its assets in securities backed by the full faith and credit of the U.S. government. At least 65% of the Fund's assets will always be invested in U.S. Treasury bills, notes, and bonds. The remaining assets may be invested in U.S. Treasury securities and/or securities issued by other government agencies. In seeking to provide a stable net asset value of $1 per share, the Fund is expected to buy securities with an effective maturity of 13 months or less, and to maintain a dollar-weighted average maturity of 90 days or less.

   The Admiral Short-Term, Intermediate-Term, and Long-Term Treasury Funds each invest at least 85% of their assets in securities backed by the full faith and credit of the U.S. government. At least 65% of each Fund's assets will always be invested in U.S. Treasury bills, notes, and bonds. The remaining assets of each Fund may be invested in other U.S. government agency securities, as well as in repurchase agreements fully collateralized by such securities. The three Funds differ primarily in terms of dollar-weighted average maturity: The Short-Term Treasury Fund is expected to maintain a dollar-weighted average maturity of between one and three years; the Intermediate-Term Treasury Fund, a dollar-weighted average maturity of between five and ten years; and the Long-Term Treasury Fund, a dollar-weighted average maturity of between 15 and 30 years.

   The Funds are generally managed without regard to tax ramifications.

[GRAPHIC     Each Fund is subject to manager risk, which is the possibility that
APPEARS      the adviser may do a poor job of selecting securities.
HERE]

   To help you distinguish between the Funds and their various risks, a summary table is provided below.

--------------------------------------------------------------------------------
                              Risks of the Funds
--------------------------------------------------------------------------------
                                   Income         Interest           Credit
Admiral Fund                        Risk          Rate Risk           Risk
--------------------------------------------------------------------------------
Treasury Money Market             Very High      Negligible         Negligible
Short-Term Treasury                 High       Low to Moderate      Negligible
Intermediate-Term Treasury        Moderate     Moderate to High     Negligible
Long-Term Treasury                  Low        High to Very High    Negligible

Costs and Market-Timing

Some investors try to profit from a strategy called market-timing--switching money into investments when they expect prices to rise, and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. Although several of the Admiral Funds are intended to serve investors' short-term needs, the Funds discourage market-timing, and so have adopted the following policies (among others) designed to discourage short-term trading:

 . Each Fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to the efficient management of the Fund. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.

 . There is a limit on the number of times you can exchange into and out of a Fund (see "Exchanges" in the Investing with Vanguard section).

 .  Each Fund reserves the right to stop offering shares at any time.


   The Vanguard funds do not permit market-timing. Do not invest in these Funds if you are a market-timer.

                               PLAIN TALK ABOUT
                            The Costs of Investing

Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the buying and selling of securities by the fund. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.

Turnover Rate

Each Fund retains the right to sell securities regardless of how long the securities have been held. Shorter-term bonds will generally mature or be sold, and need to be replaced, more frequently than longer-term bonds. As a result, shorter-term bond funds tend to have higher fund turnover rates than longer-term bond funds.


Other Investment Policies and Risks
Besides investing in U.S. government securities, each Fund may make certain other kinds of investments to achieve its objective.

[GRAPHIC The Funds (except the Admiral Treasury Money Market Fund) may invest, APPEARS to a limited extent, in derivatives.
HERE]

   The Admiral Short-Term, Intermediate-Term, and Long-Term Treasury Funds may invest, to a limited extent, in bond (interest rate) futures and options contracts, which are traditional types of derivatives. Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. The Funds will not use futures for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. The value of all futures and options contracts in which a Fund acquires an interest cannot exceed 20% of a Fund's total assets.

   The reasons for which a Fund may use futures and options are:

 . To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in bonds.

 . To reduce the Fund's transaction costs or add value when these instruments are favorably priced.

   The Funds may also invest in a relatively conservative class of collateralized mortgage obligations (CMOs), which offer a high degree of cash flow predictability and less vulnerability to mortgage prepayment risk. To reduce credit risk, a Fund may purchase these less-risky classes of CMOs only if they are issued by agencies of the U.S. government.

   In addition, the Admiral Short-Term, Intermediate-Term, and Long-Term Treasury Funds may invest up to 15% of their net assets in illiquid securities, which are securities that cannot be readily resold or converted into cash.

                               PLAIN TALK ABOUT
                                  Derivatives

A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Futures and options are derivatives that have been trading on regulated exchanges for more than two decades. These "traditional" derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. It is these characteristics that differentiate futures and options from the relatively new types of derivatives. If used for speculation or as leveraged investments, derivatives can carry considerable risks.

14

   Except for the Money Market Fund, the Funds may, from time to time, take temporary defensive measures--such as holding cash reserves without limit--that are inconsistent with the Funds' primary investment strategies, in response to adverse market, economic, political, or other conditions. In taking such measures, a Fund may not achieve its investment objective.

                               PLAIN TALK ABOUT
                     Vanguard's Unique Corporate Structure

The Vanguard Group is truly a mutual mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.


The Funds and Vanguard

Vanguard Admiral Funds are members of The Vanguard Group, a family of more than 35 investment companies with more than 100 distinct investment portfolios holding assets worth more than $470 billion. All of the Vanguard funds share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.

   Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.


Investment Adviser

Vanguard Fixed Income Group (the Group), P.O. Box 2600, Valley Forge, PA 19482, provides advisory services on an at-cost basis to Vanguard Admiral Funds. For the fiscal year ended January 31, 1999, the Funds' advisory fees represented an effective annual rate of 0.01% of each Fund's average net assets.

   The Funds have authorized the Group to choose brokers or dealers to handle the purchase and sale of securities for the Funds, and to get the best available price and most favorable execution from these brokers or dealers with respect to all transactions. The Funds may direct the Group to use a particular broker for certain transactions in exchange for commission rebates or research services provided to the Funds.

                               PLAIN TALK ABOUT
                              The Funds' Adviser

Vanguard Fixed Income Group provides investment advisory services to many Vanguard funds; as of January 31, 1999, the Group managed more than $130 billion in total assets.

   The individuals responsible for overseeing the implementation of the Group's strategy for Vanguard Admiral Funds' investments are:

   Ian A. MacKinnon, Managing Director of Vanguard; has worked in investment management since 1974; primary responsibility for Vanguard's internal fixed-income policy and strategy since 1981; B.A., Lafayette College; M.B.A., Pennsylvania State University.

   Robert F. Auwaerter, Principal of Vanguard and Fund Manager of the Admiral Intermediate-Term and Long-Term Treasury Funds since their inception; has managed portfolio investments since 1979; with Vanguard since 1981; B.S., University of Pennsylvania; M.B.A., Northwestern University.

   John W. Hollyer, Principal of Vanguard and Fund Manager of the Admiral Short-Term Fund since 1998; has worked in investment management since 1987; has managed portfolio investments since joining Vanguard in 1989; B.S., University of Pennsylvania.

   David R. Glocke, Principal of Vanguard and Fund Manager of the Admiral Money Market Fund; has worked in investment management since 1991; has managed portfolio investments and this Fund since joining Vanguard in 1997; B.S., University of Wisconsin.

Year 2000 Challenge

The common practice in computer programming of using just two digits to identify a year has resulted in the Year 2000 challenge throughout the information technology industry. If unchanged, many computer applications and systems could misinterpret dates occurring after December 31, 1999, leading to errors or failure. Such failure could adversely affect a fund's operations, including pricing, securities trading, and the servicing of shareholder accounts.

   The Vanguard Group is dedicated to providing uninterrupted, high-quality performance from our computer systems before, during, and after 2000. In July 1998, we completed the renovation and initial testing of our internal systems. Vanguard is diligently working with external partners, suppliers, and vendors, including fund managers and other service providers, to assure that the systems with which we interact remain operational at all times.

   In addition to taking every reasonable step to secure our internal systems and external relationships, Vanguard is further developing contingency plans intended to assure that unexpected systems failures will not adversely affect the Funds' operations. Vanguard intends to monitor these processes through the rollover of 1999 into 2000 and to quickly implement alternate solutions if necessary.

   However, despite Vanguard's efforts and contingency plans, noncompliant computer systems could have a material adverse effect on a Fund's business, operations, or financial condition. Additionally, a Fund's performance could be hurt if a computer-system failure at a company or governmental unit affects the price of securities the Fund owns.


Dividends, Capital Gains, and Taxes

As a shareholder, you are entitled to your share of a Fund's net income (interest less expenses). The Funds' income dividends accrue daily and are distributed monthly; capital gains distributions generally occur in December. In addition, the Funds may occasionally be required to make supplemental capital gains distributions at some other time during the year.

   Dividend and capital gains distributions of Fund shares that are held as an investment option in an employer-sponsored retirement or savings plan will be reinvested in additional Fund shares and accumulate on a tax-deferred basis. You will not owe taxes on these distributions until you begin withdrawals. You should consult your plan administrator, your plan's Summary Plan Description, or your tax adviser about the tax consequences of an investment in any of the Funds and of any plan withdrawals.


Share Price

Each Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of trading on the New York Stock Exchange (the NAV is not calculated on holidays or other days the Exchange is closed). Net asset value per share is computed by adding up the total value of the Fund's investments and other assets, subtracting any of its liabilities (debts), and then dividing by the number of Fund shares outstanding:

                                 Total Assets - Liabilities
             Net Asset Value = -------------------------------
                                Number of Shares Outstanding

   Knowing the daily net asset value is useful to you as a shareholder because it indicates the current value of your investment. The Fund's NAV, multiplied by the number of shares you own, gives you the dollar amount you would have received had you sold all of your shares back to the Fund that day.

                               PLAIN TALK ABOUT
                                 Distributions

As a shareholder, you are entitled to your share of the fund's income from interest, and gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from interest the fund earns from its money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term depending on whether the fund held the securities for less than or more than one year.

16

   A Note on Pricing: A Fund's investments (with the exception of the Admiral Treasury Money Market Fund, which uses the amortized cost method of valuation) will be priced at their market value when market quotations are readily available. When these quotations are not readily available, investments will be priced at their fair value, calculated according to procedures adopted by the Funds' Board of Trustees.

   The Admiral Short-Term, Intermediate-Term, and Long-Term Treasury Funds' share prices can be found daily in the mutual fund listings of most major newspapers under the heading "Vanguard Funds." Different newspapers use different abbreviations for each Fund, but the most common are AdmST, AdmIT, and AdmLT. Newspapers typically list money market fund yields weekly, separately from other mutual funds. The Admiral Money Market Fund's abbreviation is VangAdmUST.

Financial Highlights

The following financial highlights tables are intended to help you understand each Fund's financial performance for the past five years, and certain information reflects financial results for a single Fund share in each case. The total returns in each table represent the rate that an investor would have earned or lost each year on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with each Fund's financial statements--is included in the Funds' most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.

----------------------------------------------------------------------------------------------
                                                         Vanguard Admiral Treasury
                                                             Money Market Fund
                                                           Year Ended January 31,
                                            --------------------------------------------------
                                              1999       1998       1997       1996       1995
----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year          $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
----------------------------------------------------------------------------------------------
Investment Operations
  Net Investment Income                       .050       .052       .051       .055       .041
  Net Realized and Unrealized Gain
    (Loss) on Investments                       --         --         --         --         --
                                            --------------------------------------------------
    Total from Investment Operations          .050       .052       .051       .055       .041
                                            --------------------------------------------------
Distributions
  Dividends from Net Investment Income       (.050)     (.052)     (.051)     (.055)     (.041)
  Distributions from Realized Capital Gains     --         --         --         --         --
                                            --------------------------------------------------
    Total Distributions                      (.050)     (.052)     (.051)     (.055)     (.041)
----------------------------------------------------------------------------------------------
Net Asset Value, End of Year                $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
==============================================================================================

Total Return                                  5.12%      5.31%      5.24%      5.66%      4.19%
==============================================================================================

Ratios/Supplemental Data
  Net Assets, End of Year (Millions)        $5,057     $3,880     $3,247     $1,778     $1,371
  Ratio of Total Expenses to
    Average Net Assets                        0.15%      0.15%      0.15%      0.15%      0.15%
  Ratio of Net Investment Income to
    Average Net Assets                        4.97%      5.20%      5.12%      5.50%      4.21%
==============================================================================================

                               PLAIN TALK ABOUT
                  How to Read the Financial Highlights Table

This explanation uses the Admiral Treasury Money Market Fund as an example. The Fund began fiscal 1999 with a net asset value (price) of $1 per share. During the year, the Fund earned $.050 per share from investment income (interest and dividends).

   Shareholders received $.050 per share in the form of dividend distributions.

   The earnings ($.050 per share) minus the distributions ($.050 per share) resulted in a share price of $1 at the end of the year. Assuming that the shareholder had reinvested the distributions in the purchase of more shares, the total return from the Fund was 5.12% for the year.

   As of January 31, 1999, the Fund had $5 billion in net assets. For the year, its expense ratio was 0.15% ($1.50 per $1,000 of net assets); and its net investment income amounted to 4.97% of its average net assets.

   From time to time, the Vanguard funds advertise yield and total return figures. Yield is a measure of past dividend income. Total return includes both past dividend income (assuming that it has been reinvested) plus realized and unrealized capital appreciation (or depreciation). Neither yield nor total return should be used to predict the future performance of a fund.

18

---------------------------------------------------------------------------------------------------------
                                                              Vanguard Admiral Short-Term Treasury Fund
                                                                       Year Ended January 31,
                                                         ------------------------------------------------
                                                           1999       1998      1997      1996      1995
---------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year                       $10.15     $10.04    $10.23    $ 9.77    $10.26
Investment Operations
  Net Investment Income                                    .548       .592      .587      .626      .518
  Net Realized and Unrealized Gain (Loss) on Investments   .114       .110     (.190)     .460     (.468)
                                                         ------------------------------------------------
    Total from Investment Operations                       .662       .702      .397     1.086      .050
                                                         ------------------------------------------------
Distributions
  Dividends from Net Investment Income                    (.548)     (.592)    (.587)    (.626)    (.518)
  Distributions from Realized Capital Gains               (.044)        --        --        --     (.022)
                                                         ------------------------------------------------
    Total Distributions                                   (.592)     (.592)    (.587)    (.626)    (.540)
---------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                             $10.22     $10.15    $10.04    $10.23    $ 9.77
=========================================================================================================

Total Return                                               6.70%      7.21%     4.05%    11.41%     0.57%
=========================================================================================================

Ratios/Supplemental Data
  Net Assets, End of Year (Millions)                     $1,257     $  781    $  553    $  426    $  333
  Ratio of Total Expenses to Average Net Assets            0.15%      0.15%     0.15%     0.15%     0.15%
  Ratio of Net Investment Income to Average Net Assets     5.35%      5.89%     5.85%     6.22%     5.30%
  Turnover Rate                                             130%        81%       80%       95%      129%
=========================================================================================================

                                                         Vanguard Admiral Intermediate-Term Treasury Fund
                                                                       Year Ended January 31,
                                                         ------------------------------------------------
                                                           1999       1998      1997      1996       1995
                                                         ------------------------------------------------
---------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year                       $10.60     $10.17    $10.70    $ 9.58    $ 10.58
---------------------------------------------------------------------------------------------------------
Investment Operations
  Net Investment Income                                    .624       .645      .648      .665       .598
  Net Realized and Unrealized Gain (Loss) on Investments   .348       .430     (.530)    1.120      (.995)
                                                         ------------------------------------------------
    Total from Investment Operations                       .972      1.075      .118     1.785      (.397)
                                                         ------------------------------------------------
Distributions
  Dividends from Net Investment Income                    (.624)     (.645)    (.648)    (.665)     (.598)
  Distributions from Realized Capital Gains               (.008)        --        --        --      (.005)
                                                         ------------------------------------------------
    Total Distributions                                   (.632)     (.645)    (.648)    (.665)     (.603)
---------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                             $10.94     $10.60    $10.17    $10.70    $  9.58
=========================================================================================================

Total Return                                               9.45%     10.98%     1.30%    19.16%     -3.67%
=========================================================================================================

Ratios/Supplemental Data
  Net Assets, End of Year (Millions)                     $1,360     $  905    $  659    $  585    $   357
  Ratio of Total Expenses to Average Net Assets            0.15%      0.15%     0.15%     0.15%      0.15%
  Ratio of Net Investment Income to Average Net Assets     5.80%      6.28%     6.37%     6.49%      6.15%
  Turnover Rate                                              63%        34%       52%       64%       134%
=========================================================================================================


                                                                                                            19
--------------------------------------------------------------------------------------------------------------
                                                               Vanguard Admiral Long-Term Treasury Fund
                                                                        Year Ended January 31,
                                                         -----------------------------------------------------
                                                           1999       1998        1997       1996        1995
--------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year                       $11.12     $10.13      $11.06     $ 9.40     $ 10.90
--------------------------------------------------------------------------------------------------------------
Investment Operations
  Net Investment Income                                    .654       .669        .681       .691        .670
  Net Realized and Unrealized Gain (Loss) on Investments   .653       .990       (.900)     1.749      (1.405)
                                                         -----------------------------------------------------
    Total from Investment Operations                      1.307      1.659       (.219)     2.440       (.735)
                                                         -----------------------------------------------------
Distributions
  Dividends from Net Investment Income                    (.654)     (.669)      (.681)     (.691)      (.670)
  Distributions from Realized Capital Gains               (.053)        --       (.030)     (.089)      (.095)
                                                         -----------------------------------------------------
    Total Distributions                                   (.707)     (.669)      (.711)     (.780)      (.765)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                             $11.72     $11.12      $10.13     $11.06     $  9.40
==============================================================================================================

Total Return                                              12.11%     17.05%      -1.75%     26.74%      -6.60%
==============================================================================================================

Ratios/Supplemental Data
  Net Assets, End of Year (Millions)                     $  499     $  327      $  192     $  186     $   136
  Ratio of Total Expenses to Average Net Assets            0.15%      0.15%       0.15%      0.15%       0.15%
  Ratio of Net Investment Income to Average Net Assets     5.72%      6.41%       6.72%      6.66%       7.06%
  Turnover Rate                                              32%        13%         42%       125%         44%
==============================================================================================================


"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc.

20

Investing with Vanguard

One or more of the Funds is an investment option in your retirement or savings plan. Your plan administrator or your employee benefits office can provide you with detailed information on how to participate in your plan and how to elect a Fund as an investment option.

 . If you have any questions about a Fund or Vanguard, including the Fund's investment objective, strategies, or risks, contact Vanguard's Participant Services Center, toll-free, at 1-800-523-1188.

 . If you have questions about your account, contact your plan administrator or the organization that provides record-keeping services for your plan.

Investment Options and Allocations

Your plan's specific provisions may allow you to change your investment selections, the amount of your contributions, or how your contributions are allocated among the investment choices available to you. Contact your plan administrator or employee benefits office for more details.

Transactions

Contributions, exchanges, or redemptions of a Fund's shares are processed as soon as they have been received by Vanguard in good order. Good order means that your request includes complete information on your contribution, exchange, or redemption, and that Vanguard has received the appropriate assets.

   In all cases, your transaction will be based on a Fund's next-determined net asset value after Vanguard receives your request (or, in the case of new contributions, the next-determined net asset value after Vanguard receives the order from your plan administrator). As long as this request is received before the close of trading on the New York Stock Exchange, generally 4 p.m. Eastern time, you will receive that day's net asset value.

Exchanges

The exchange privilege (your ability to redeem shares from one fund to purchase shares of another fund) may be available to you through your plan. Although we make every effort to maintain the exchange privilege, Vanguard reserves the right to revise or terminate this privilege, limit the amount of an exchange or reject any exchange, at any time, without notice. Because excessive exchanges can potentially disrupt the management of a Fund and increase its transaction costs, Vanguard limits participant exchange activity to no more than four substantive "round trips" through the Fund (at least 90 days apart) during any 12-month period. A "round trip" is a redemption from the Fund followed by a purchase back into the Fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of the Fund.

   Before making an exchange to or from another fund available in your plan, consider the following:

 . Certain investment options, particularly funds made up of company stock or investment contracts, may be subject to unique restrictions.

 . Make sure to read that fund's prospectus. Contact Participant Services, toll-free, at 1-800-523-1188 for a copy.

 . Vanguard can accept exchanges only as permitted by your plan. Contact your plan administrator for details on the exchange policies that apply to your plan.

Accessing Fund Information by Computer

--------------------------------------------------------------------------------
Vanguard on the World Wide Web www.vanguard.com
Use your personal computer to visit Vanguard's education-oriented website, which provides timely news and information about Vanguard funds and services; an online "university" that offers a variety of mutual fund classes; and easy-to-use, interactive tools to help you create your own investment and retirement strategies.
--------------------------------------------------------------------------------

Glossary of Investment Terms

Bond
A debt security (IOU) issued by a corporation, government, or government agency in exchange for the money you lend it. In most instances, the issuer agrees to pay back the loan by a specific date and make regular interest payments until that date.

Capital Gains Distribution
Payment to mutual fund shareholders of gains realized on securities that the fund has sold at a profit, minus any realized losses.

Cash Reserves
Cash deposits, short-term bank deposits, and money market instruments which include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

Dividend Income
Payment to shareholders of income from interest or dividends generated by a fund's investments.

Duration
A measure of the sensitivity of bond--and bond fund--prices to interest rate movements. For example, if a bond has a duration of two years, its price would fall by about 2% when interest rates rose one percentage point. On the other hand, the bond's price would rise by about 2% when interest rates fell by one percentage point.

Expense Ratio
The percentage of a fund's average net assets used to pay its expenses. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

Face Value
The amount to be paid at maturity of a bond; also known as the par value or principal.

Fixed-Income Securities
Investments, such as bonds, that have a fixed payment schedule. While the level of income offered by these securities is predetermined, their prices may fluctuate.

Investment Adviser
An organization that makes the day-to-day decisions regarding a fund's investments.

Maturity
The date when a bond issuer agrees to repay the bond's principal, or face value, to the bond's buyer.

Net Asset Value (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

Principal
The amount of your own money you put into an investment.

Total Return
A percentage change, over a specified time period, in a mutual fund's net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

Volatility
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations between its high and low prices.

Yield
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

                              [LETTERHEAD OF THE VANGUARD GROUP(R) APPEARS HERE]


For More Information
If you'd like more information about Vanguard Admiral Funds, the following documents are available free upon request:

Annual/Semiannual Report to Shareholders
Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In these reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the most recent fiscal year.

Statement of Additional Information (SAI)
The SAI provides more detailed information about the Funds.

The current annual and semiannual reports and the SAI are incorporated by reference into (and are thus legally a part of) this prospectus.

To receive a free copy of the latest annual or semiannual report or the SAI, or to request additional information about the Funds or other Vanguard funds, please contact us as follows:

The Vanguard Group Participant Services Center P.O. Box 2900 Valley Forge, PA 19482-2900

Telephone: 1-800-523-1188

Text Telephone: 1-800-523-8004

World Wide Web: www.vanguard.com

Institutional Division Post Office Box 2900 Valley Forge, PA 19482-2900

Information provided by the Securities and Exchange Commission (SEC)
You can review and copy information about the Funds (including the SAI) at the SEC's Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 1-800-SEC-0330. Reports and other information about the Funds are also available on the SEC's website (www.sec.gov), or you can receive copies of this information, for a fee, by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-6009.

Funds' Investment Company Act file number: 811-7043

                                    PART B

                            VANGUARD ADMIRAL FUNDS

                               (the Trust)

                      STATEMENT OF ADDITIONAL INFORMATION
                                 May 21, 1999

  This Statement is not a prospectus but should be read in conjunction with the Trust's current Prospectus (dated May 21, 1999). To obtain the Prospectus or an additional 1999 Annual Report to Shareholders, which contains the Funds' Financial Statements as hereby incorporated by reference, please call the In-vestor Information Department:

                             1-800-662-7447(SHIP)

                               TABLE OF CONTENTS

                                                                            Page
                                                                            ----
Description of the Trust .................................................. B- 1
Investment Policies........................................................ B- 3
Purchase of Shares......................................................... B- 7
Redemption of Shares ...................................................... B- 8
Share Price ............................................................... B- 8
Fundamental Investment Limitations......................................... B- 9
Management of the Trust.................................................... B-10
Portfolio Transactions..................................................... B-14
Calculation of Yield (Admiral Treasury Money Market Fund).................. B-15
Yield and Total Return..................................................... B-15
Performance Measures....................................................... B-17
Tax Advantage of U.S. Treasury Income...................................... B-19
Other Definitions.......................................................... B-20
Financial Statements....................................................... B-20
Appendix--Description of Securities and Ratings............................ B-21

                           DESCRIPTION OF THE TRUST

Organization

  The Trust was organized as a Maryland Corporation in 1992, and was reorga-nized as a Delaware business trust in May, 1998. The Trust is registered with the United States Securities and Exchange Commission (the Commission) under the Investment Company Act of 1940 (the 1940 Act) as an open-end diversified management investment company. It currently offers the following funds:

  Vanguard Admiral Treasury Money Market Fund
  Vanguard Admiral Short-Term Treasury Fund
  Vanguard Admiral Intermediate-Term Treasury Fund
  Vanguard Admiral Long-Term Treasury Fund

  (individually, a Fund; collectively, the Funds)

  The Trust has the ability to offer additional funds or classes of shares. There is no limit on the number of full and fractional shares that the Trust may issue for a single fund or class of shares.

Service Providers

  Custodian. First Union National Bank, PA4943, 530 Walnut Street, Philadel-phia, Pennsylvania 19106 and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serve as the Funds' custodians. The cus-todians are responsible for maintaining the Funds' assets and keeping all nec-essary accounts and records.

  Independent Accountants. PricewaterhouseCoopers LLP, 30 South 17th Street, Philadelphia, Pennsylvania 19103, serves as the Funds' independent accoun-tants. The accountants audit the Funds' financial statements and provide other related services.

  Transfer and Dividend-Paying Agent. The Funds' transfer and dividend-paying agent is The Vanguard Group, Inc., 100 Vanguard Boulevard, Malvern, Pennsylva-nia 19355.

Characteristics of the Trust's Shares

  Restrictions on Holding or Disposing of Shares. There are no restrictions on the right of shareholders to retain or dispose of the Trust's shares, other than the possible future termination of the Trust or any of its funds. The Trust or any of its funds may be terminated by reorganization into another mu-tual fund or by liquidation and distribution of the assets of the affected fund. Unless terminated by reorganization or liquidation, the Trust and its funds will continue indefinitely.

  Shareholder Liability. The Trust is organized under Delaware law, which pro-vides that shareholders of a business trust are entitled to the same limita-tions of personal liability as shareholders of a corporation organized under Delaware law. Effectively, this means that a shareholder of the Trust will not be personally liable for payment of the Trust's debts except by reason of his or her own conduct or acts. In addition, a shareholder could incur a financial loss on account of a Trust obligation only if the Trust itself had no remain-ing assets with which to meet such obligation. We believe that the possibility of such a situation arising is extremely remote.

  Dividend Rights. The shareholders of a fund are entitled to receive any div-idends or other distributions declared for such fund. No shares have priority or preference over any other shares of the same fund with respect to distribu-tions. Distributions will be made from the assets of a fund, and will be paid ratably to all shareholders of the fund (or class) according to the number of shares of such fund (or class) held by shareholders on the record date. The amount of income dividends per share may vary between separate share classes of the same fund based upon differences in the way that expenses are allocated between share classes pursuant to a multiple class plan.

  Voting Rights. Shareholders are entitled to vote on a matter if: (i) a shareholder vote is required under the 1940 Act; (ii) the matter concerns an amendment to the Declaration of Trust that would adversely affect to a mate-rial degree the rights and preferences of the shares of any fund; or (iii) the Trustees determine that it is necessary or desirable to obtain a shareholder vote. The 1940 Act requires a shareholder vote under various circumstances, including to elect or remove Trustees upon the written request of shareholders representing 10% or more of the Trust's net assets, and to change any funda-mental policy of the Trust. Shareholders of the Trust receive one vote for each dollar of net asset value owned on the record date, and a fractional vote for each fractional dollar of net asset value owned on the record date. Howev-er, only the shares of the fund affected by a particular matter are entitled to vote on that matter. Voting rights are non-cumulative and cannot be modi-fied without a majority vote.

  Liquidation Rights. In the event of liquidation, shareholders will be enti-tled to receive a pro rata share of the net assets of applicable funds of the Trust.

  Preemptive Rights. There are no preemptive rights associated with shares of the Funds.

  Conversion Rights. There are no conversion rights associated with shares of the Funds.

  Redemption Provisions. The Trust's redemption provisions are described in its current prospectus and elsewhere in this Statement of Additional Informa-tion.

  Sinking Fund Provisions. The Trust has no sinking fund provisions.

  Calls or Assessment. Each Fund's shares, when issued, are fully paid and non-assessable.

Tax Status of the Trust

  Each Fund of the Trust intends to qualify as a "regulated investment compa-ny" under Subchapter M of the Internal Revenue Code. This special tax status means that a fund will not be liable for federal tax on income and capital gains distributed to shareholders. In order to preserve its tax status, each fund of the Trust must comply with certain requirements. If a fund fails to meet these requirements in any taxable year, it will be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, will be taxable to shareholders as ordinary income. In ad-dition, the fund could be required to recognize unrealized gains, pay substan-tial taxes and interest, and make substantial distributions before regaining its tax status as a regulated investment company.

                              INVESTMENT POLICIES

  The following policies supplement the investment policies set forth in the Trust's Prospectus:

  Repurchase Agreements. The Admiral Short-Term, Intermediate-Term, and Long-Term Treasury Funds may invest in repurchase agreements with commercial banks, brokers, or dealers either for defensive purposes due to market conditions or to generate income from its excess cash balances. A repurchase agreement is an agreement under which a Fund acquires a fixed-income security (generally a se-curity issued by the U.S. Government or an agency thereof, a banker's accept-ance, or a certificate of deposit) from a commercial bank, broker, or dealer, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan col-lateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Fund and is unre-lated to the interest rate on the underlying instrument. In these transac-tions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by a custodian bank until repurchased. In addition, the Trust's Board of Trustees will monitor each Fund's repurchase agreement trans-actions generally and will establish guidelines and standards for review by the investment adviser of the creditworthiness of any bank, broker, or dealer party to a repurchase agreement with a Fund.

  The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the un-derlying security at a time when the value of the security has declined, a Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the under-lying security is collateral for a loan by the Fund not within the control of the Fund and therefore the realization by the Fund on such collateral may be automatically stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. While each Fund's man-agement acknowledges these risks, it is expected that they can be controlled through careful monitoring procedures.

  Lending of Securities. Admiral Short-Term, Intermediate-Term, and Long-Term Treasury Funds may lend their investment securities to qualified institutional investors (typically brokers, dealers, banks, or other financial institutions) who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities, or complet-ing arbitrage operations. By lending its investment securities, a Fund at-tempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The terms and the structure and the aggregate amount of such loans must be consistent with the 1940 Act and the Rules and Regulations or interpreta-tions of the Commission thereunder. These provisions limit the amount of secu-rities a Fund may lend to 33 1/3% of the Fund's total assets, and require that
(a) the borrower pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit or securities issued or guaranteed by the United States Government having at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral when-ever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Fund at any time, and (d) the Fund receive reasonable interest on the loan (which may include the Fund's investing any cash collateral in interest bear-ing short-term investments), any distribution on the loaned securities, and any increase in their market value. Loan arrangements made by each Fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. All relevant facts and circumstances, including the creditwor-thiness of the broker, dealer, or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Trust's Board of Trustees.

  Vanguard Interfund Lending Program. The Commission has issued an exemptive order permitting the Funds to participate in Vanguard's interfund lending pro-gram. This program allows the Vanguard funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is sub-ject to a number of conditions, including the requirement that no fund may borrow or lend money through the program unless it receives a more favorable interest rate than is available from a typical bank for a comparable transac-tion. In addition, a fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objec-tive and other investment policies. The Boards of Trustees of the Vanguard funds are responsible for ensuring that the interfund lending program operates in compliance with all conditions of the Commission's exemptive order.

  Illiquid Securities. Admiral Short-Term, Intermediate-Term, and Long-Term Treasury Funds may invest up to 15% of their net assets in illiquid securi-ties. Illiquid securities are securities that may not be sold or disposed of in the ordinary course of business within seven business days at approximately the value at which they are being carried on the Fund's books.

  A Fund may invest in restricted, privately placed securities that, under Commission rules, may be sold only to qualified institutional buyers. Because these securities can be resold only to qualified institutional buyers, they may be considered illiquid securities--meaning that they could be difficult for the Fund to convert to cash if needed.

  If a substantial market develops for a restricted security held by a Fund, it will be treated as a liquid security, in accordance with procedures and guidelines approved by the Fund's Board of Trustees. While the Fund's invest-ment adviser determines the liquidity of restricted securities on a daily ba-sis, the Board oversees and retains ultimate responsibility for the adviser's decisions. Several factors the Board considers in monitoring these decisions include the valuation of a security, the availability of qualified institu-tional buyers, and the availability of information about the security's issu-er.

  Temporary Investments. The Funds may take temporary defensive measures that are inconsistent with the Funds' normal fundamental or non-fundamental invest-ment policies and strategies in response to adverse market, economic, politi-cal or other conditions. Such measures could include investments in (a) highly liquid short-term fixed income securities issued by or on behalf of municipal or corporate issuers, obligations of the U.S. Government and its agencies, commercial paper, and bank certificates of deposit; (b) shares of other in-vestment companies which have investment objectives consistent with those of the Fund; (c) repurchase agreements involving any such securities; and (d) other money market instruments. There is no limit on the extent to which the Funds may take temporary defensive measures. In taking such measures, the Funds may fail to achieve their investment objective.

  Futures Contracts and Options. Each Fund except Admiral Treasury Money Mar-ket Fund may enter into futures contracts, options, and options on futures contracts for several reasons: to simulate full investment in the underlying securities while retaining a cash balance for Fund management purposes, to fa-cilitate trading, to reduce transaction costs, or to seek higher investment returns when a futures contract is priced more attractively than other futures contracts or the underlying security or index. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and under-lying financial instrument or index are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S. Government Agency. Assets committed to futures contracts will be segregated to the extent re-quired by law.

  Although futures contracts by their terms call for actual delivery or ac-ceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Clos-ing out an open futures position is done by taking an opposite position (buy-ing a contract which has previously been sold, or selling a contract previ-ously purchased) in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.

  Futures traders are required to make a good faith margin deposit in cash or securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not ter-minated prior to the specified delivery date. Minimal initial margin require-ments are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded.

  After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the con-tract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Funds expect to earn interest income on their margin deposits.

  Traders in futures contracts may be broadly classified as either "hedgers" or "speculators." Hedgers use the futures markets primarily to offset unfavor-able changes in the value of securities otherwise held for investment purposes or expected to be acquired by them. Speculators are less inclined to own the securities underlying the futures contracts which they trade, and use futures contracts with the expectation of realizing profits from fluctuations in the prices of underlying securities. The Funds intend to use futures contracts only for bona fide hedging purposes.

  Regulations of the CFTC applicable to a Fund require that all of its futures transactions constitute bona fide hedging transactions except to the extent that the aggregate initial margins and premiums required to establish any non-hedging positions do not exceed five percent of the value of the Fund's port-folio. A Fund will only sell futures contracts to protect securities or other futures contracts it owns against price declines or purchase contracts to pro-tect against an increase in the price of securities or other futures contracts it intends to purchase.

  Although techniques other than the sale and purchase of futures contracts could be used to control a Fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a Fund will incur commission expenses in both opening and closing out futures positions, these costs are lower than transaction costs incurred in the purchase and sale of the underlying securities.

  Restrictions on the Use of Futures Contracts. Admiral Short-Term, Intermedi-ate-Term, and Long-Term Treasury Funds will not enter into futures contract transactions to the extent that, immediately thereafter, the sum of its ini-tial margin deposits on open contracts exceeds 5% of the market value of the Fund's total assets. In addition, a Fund will not enter into futures contracts to the extent that their outstanding obligations to purchase securities under these contracts would exceed 20% of the Fund's total assets.

  Risk Factors in Futures Transactions. Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin require-ments at a time when it may be disadvantageous to do so. In addition, the Fund may be required to make delivery of the instruments underlying futures con-tracts it holds. The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge.

  A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

  The risk of loss in trading futures contracts in some strategies can be sub-stantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and sub-stantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because the futures strategies of the Funds are engaged in only for hedging purposes, the Adviser does not believe that the Funds are subject to the risks of loss frequently associated with futures transactions. The Funds would presumably have sus-tained comparable losses if, instead of the futures contract, they had in-vested in the underlying financial instrument and sold it after the decline.

  Use of futures transactions by a Fund does involve the risk of imperfect or no correlation where the securities underlying futures contracts have differ-ent maturities than the portfolio securities being hedged. It is also possible that a Fund could both lose money on futures contracts and also experience a decline in value of its portfolio securities. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a bro-ker with whom the Fund has an open position in a futures contract or related option. Additionally, investments in futures and options involve the risk that the investment adviser will incorrectly predict stock market and interest rate trends.

  Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfa-vorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses.

  Federal Tax Treatment of Futures Contracts. Each Fund is required for Fed-eral income tax purposes to recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts held as of the end of the year as well as those actually realized during the year. In most cases, any gain or loss recognized with respect to a futures contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. Furthermore, sales of futures contracts which are intended to hedge against a change in the value of securities held by a Fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon dis-position. A Fund may be required to defer the recognition of losses on futures contracts to the extent of any unrecognized gains on related positions held by the Fund.

  In order for a Fund to continue to qualify for Federal income tax treatment as a regulated investment company, at least 90% of its gross income for a tax-able year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities or of foreign currencies, or other income derived with respect to the Fund's business of investing in securities or currencies. It is anticipated that any net gain realized from the closing out of futures contracts will be considered qualifying income for purposes of the 90% requirement.

  A Fund will distribute to shareholders annually any net capital gains which have been recognized for Federal income tax purposes (including unrealized gains at the end of the Fund's fiscal year) on futures transactions. Such dis-tributions will be combined with distributions of capital gains realized on the Fund's other investments and shareholders will be advised on the nature of the transactions.

                              PURCHASE OF SHARES

  The Trust reserves the right in its sole discretion: (i) to suspend the of-fering of its shares, (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Trust, and (iii) to reduce or waive the minimum investment for or any other restrictions on ini-tial and subsequent investments for certain fiduciary accounts such as em-ployee benefit plans or under circumstances where certain economies can be achieved in sales of a Fund's shares.

                             REDEMPTION OF SHARES

  The Trust may suspend redemption privileges or postpone the date of payment
(i) during any period that the New York Stock Exchange is closed, or trading on the Exchange is restricted as determined by the Commission, (ii) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not rea-sonably practicable for a Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (iii) for such other periods as the Commission may permit.

                                  SHARE PRICE

  Each Fund's share price, or "net asset value" per share, is calculated by dividing the total assets of the Fund, less all liabilities, by the total num-ber of shares outstanding. The net asset value is determined as of the close of the New York Stock Exchange (the Exchange, generally 4:00 p.m. Eastern time) on each day that the Exchange is open for trading.

  It is the policy of the Admiral Treasury Money Market Fund to attempt to maintain a net asset value of $1.00 per share for sales and redemptions. The instruments held by the Fund are valued on the basis of amortization cost, which does not take into account unrealized capital gains or losses. This in-volves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortization cost, is higher or lower than the price which the Fund would receive if it sold the instrument.

  The use of amortization cost and the maintenance of the Fund's net asset value at $1.00 is based on its election to operate under Rule 2a-7 under the Investment Company Act of 1940. As a condition of operating under the rule, the Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 days or less, and invest only in securities that are determined by methods approved by the Trustees to present minimal credit risks and that are of high quality as determined by the requisite rating services, or in the case of an instrument not so rated, determined by methods approved by the Trustees to be of compara-ble quality.

  For the other Admiral Funds, Short term instruments (those with remaining maturities of 60 days or less) may be valued at cost, plus or minus any amor-tization discount or premium, which approximates market value. Bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service may be determined without regard to bid or last sale prices of each security, but take into ac-count institutional-size transactions in similar groups of securities as well as any developments related to specific securities.

  Other assets and securities for which no quotations are readily available or which are restricted as to sale (or resale) are valued by such methods as the Board of Trustees deems in good faith to reflect fair value.

  The share price for each Fund can be found daily in the mutual fund listings of most major newspapers under the heading "Vanguard Funds." Newspapers typi-cally list money market fund yields weekly, separately from other mutual funds.

                      FUNDAMENTAL INVESTMENT LIMITATIONS

  Each Fund of the Trust is subject to the following fundamental investment limitations, which cannot be changed in any material way without the approval of the holders of a majority of the affected Fund's shares. For these purpos-es, a "majority" of a Fund's shares means shares represent-ing the lesser of (i) 67% or more of the votes cast to approve a change, so long as shares representing more than 50% of the Fund's net asset value are present or represented by proxy; or (ii) more than 50% of a Fund's net asset value.

  Borrowing. A Fund may not borrow money, except for temporary or emergency purposes in an amount not exceeding 15% of the Fund's net assets. The Fund may borrow money through banks, reverse repurchase agreements, or Vanguard's interfund lending program only, and must comply with all applicable regulatory conditions.

  Commodities. A Fund will not purchase or sell commodities, except that Admi-ral Short-Term, Intermediate-Term, and Long-Term Treasury Funds may invest in bond futures contracts, bond options, and options on bond futures contracts. No more than 5% of a Fund's total assets may be used as initial margin deposit for futures contracts, and no more than 20% of a Fund's total assets may be invested in futures contracts or options at any time.

  Diversification. With respect to 75% of its total assets (100% for the Admi-ral Treasury Money Market Fund), a Fund may not: (i) purchase more than 10% of the outstanding voting securities of any one issuer; or (ii) purchase securi-ties of any issuer if, as a result, more than 5% of the Fund's total assets would be invested in that issuer's securities. This limitation does not apply to obligations of the United States Government or its agencies or instrumen-talities.

  Illiquid. A Fund may not acquire any security if, as a result, more than 15% of its net assets (any of its net assets in the case of Admiral Treasury Money Market Fund) would be invested in securities that are illiquid.

  Industry Concentration. A Fund may not invest more than 25% of its total as-sets in any one industry, provided that (i) this limitation does not apply to obligations issued or guaranteed by the U.S. Government, or its agencies or instrumentalities, and (ii) utility companies will be divided according to their services; for example, gas, gas transmission, electric and gas, elec-tric, and telephone will each be considered a separate industry.

  Investing for Control. A Fund may not invest in a company for the purpose of controlling its management.

  Investment Companies. A Fund may not invest in any other investment company, except through a merger, consolidation or acquisition of assets, or to the ex-tent permitted by Section 12 of the 1940 Act. Investment companies whose shares a Fund acquires pursuant to Section 12 must have investment objectives and policies consistent with those of the Fund.

  Loans. A Fund may not lend money to any person except by purchasing debt ob-ligations in which the Fund is authorized to invest in accordance with its in-vestment policies, by entering into repurchase agreements, by lending its portfolio securities, or through Vanguard's interfund lending program.

  Margin. A Fund may not purchase securities on margin or sell securities short, except as permitted by the Fund's investment policies relating to com-modities.

  Oil, gas, minerals. A Fund may not invest in interests in oil, gas, or other mineral exploration or development programs.

  Puts, calls, warrants. A Fund may not purchase or sell warrants, put or call options, or combinations thereof, except as permitted by the Fund's investment policies relating to commodities.

  Pledging assets. A Fund may not pledge, mortgage, or hypothecate more than 15% of its net assets.

  Real Estate. A Fund may not invest directly in real estate, although it may purchase marketable securities of companies which deal in real estate and bonds secured by real estate.

  Senior securities. A Fund may not issue senior securities, except in compli-ance with the 1940 Act.

  Underwriting. A Fund may not engage in the business of underwriting securi-ties issued by other persons. A Fund will not be considered an underwriter when disposing of its investment securities.

  The investment limitations set forth above are considered at the time that investment securities are purchased. If a percentage restriction is adhered to at the time the investment is made, a later increase in percentage resulting from a change in the market value of assets will not constitute a violation of such restrictions.

  None of these limitations prevents a Fund from participating in The Vanguard Group, Inc. (Vanguard). As a member of The Vanguard Group of Investment Compa-nies, the Trust may own securities issued by Vanguard, make loans to Vanguard, and contribute to Vanguard's costs or other financial requirements. See "Man-agement of the Trust" for more information.

                            MANAGEMENT OF THE TRUST

  Officers and Trustees. The Officers of the Trust manage its day-to-day oper-ations and are responsible to the Trust's Board of Trustees. The Trustees set broad policies for the Trust and choose its Officers. The following is a list of the Trustees and Officers of the Trust and a statement of their present po-sitions and principal occupations during the past five years. As a group, the Trust's Trustees and Officers own less than 1% of the outstanding shares of each Fund of the Trust. Each Trustee also serves as a Director of The Vanguard Group, Inc., and as a Trustee of each of the 36 investment companies adminis-tered by Vanguard (35 in the case of Mr. Malkiel and 28 in the case of Mr. MacLaury). The mailing address of the Trustees and Officers of the Trust is Post Office Box 876, Valley Forge, PA 19482.

JOHN C. BOGLE, (DOB: 5/8/1929) Senior Chairman and Trustee*
Senior Chairman and Director of The Vanguard Group, Inc., and Trustee of each of the investment companies in The Vanguard Group. Director of The Mead Corp. (Paper Products), General Accident Insurance, and Chris-Craft Industries, Inc. (Broadcasting & Plastics Manufacturer).

JOHN J. BRENNAN, (DOB: 7/29/1954) Chairman, Chief Executive Officer, and
Trustee*
Chairman, Chief Executive Officer, and Director of The Vanguard Group, Inc., and Trustee of each of the investment companies in The Vanguard Group.

JOANN HEFFERNAN HEISEN, (DOB: 1/25/1950) Trustee
Vice President, Chief Information Officer, and member of the Executive Commit-tee of Johnson and Johnson (Pharmaceuticals/Consumer Products), Director of Johnson & Johnson*MERCK Consumer Pharmaceuticals Co., Women First HealthCare, Inc. (Research and Education Institution), Recording for the Blind and Dyslexic, The Medical Center at Princeton, and Women's Research and Education Institute.

BRUCE K. MACLAURY, (DOB: 5/7/1931) Trustee
President Emeritus of The Brookings Institution (Independent Non-Partisan Re-search Organization); Director of American Express Bank, Ltd., The St. Paul Companies, Inc. (Insurance and Financial Services), and National Steel Corp.

BURTON G. MALKIEL, (DOB: 8/28/1932) Trustee
Chemical Bank Chairman's Professor of Economics, Princeton University; Direc-tor of Prudential Insurance Co. of America, Banco Bilbao Gestinova, Baker Fentress & Co. (Investment Management), The Jeffrey Co. (Holding Company), and Southern New England Telecommunications Co.

ALFRED M. RANKIN, Jr., (DOB: 10/8/1941) Trustee
Chairman, President, Chief Executive Officer, and Director of NACCO Industries (Machinery/Coal/ Appliances); Director of The BFGoodrich Co. (Aircraft Systems/Manufacturing/Chemicals) and The Standard Products Co. (Rubber Prod-ucts Company).

JOHN C. SAWHILL, (DOB: 6/12/1936) Trustee
President and Chief Executive Officer of The Nature Conservancy (Non-Profit Conservation Group); Director of Pacific Gas and Electric Co., Procter & Gam-ble Co., NACCO Industries (Machinery/Coal/ Appliances), and Newfield Explora-tion Co. (Energy); formerly, Director and Senior Partner of McKinsey & Co., and President of New York University.

JAMES O. WELCH, Jr., (DOB: 5/13/1931) Trustee
Retired Chairman of Nabisco Brands, Inc. (Food Products); retired Vice Chair-man and Director of RJR Nabisco (Food and Tobacco Products); Director of TECO Energy, Inc., and Kmart Corp.

J. LAWRENCE WILSON, (DOB: 3/2/1936) Trustee
Chairman and Chief Executive Officer of Rohm & Haas Co. (Chemicals); Director of Cummins Engine Co. (Diesel Engine Company), and The Mead Corp. (Paper Prod-ucts); and Trustee of Vanderbilt University.

RAYMOND J. KLAPINSKY, (DOB: 12/7/1938) Secretary*
Managing Director of The Vanguard Group, Inc.; Secretary of The Vanguard Group, Inc. and of each of the investment companies in The Vanguard Group.

THOMAS J. HIGGINS, (DOB: 5/21/1957) Treasurer*
Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies in The Vanguard Group.

ROBERT D. SNOWDEN, (DOB: 9/4/1961) Controller*
Principal of The Vanguard Group, Inc.; Controller of each of the investment companies in The Vanguard Group.
--------

* Officers of the Trust are "interested persons" as defined in the 1940 Act.

  The Vanguard Group. The Trust is a member of The Vanguard Group of Invest-ment Companies, which consists of more than 35 investment companies (the Trusts). Through their jointly-owned subsidiary, The Vanguard Group, Inc. (Vanguard), the Trust and the other Trusts in The Vanguard Group obtain at cost virtually all of their corporate management, administrative, and distri-bution services. Vanguard also provides investment advisory services on an at-cost basis to certain of the Vanguard Trusts.

  Vanguard employs a supporting staff of management and administrative per-sonnel needed to provide the requisite services to the Trusts and also fur-nishes the Trusts with necessary office space, furnishings, and equipment. Each Trust pays its share of Vanguard's net expenses which are allocated among the Trusts under methods approved by the Board of Trustees of each Trust. In addition, each Trust bears its own direct expenses, such as legal, auditing, and custodian fees.

  Vanguard adheres to a Code of Ethics established pursuant to Rule 17j-1 un-der the 1940 Act. The Code is designed to prevent unlawful practices in con-nection with the purchase or sale of securities by persons associated with Vanguard. Under Vanguard's Code of Ethics certain officers and employees of Vanguard who are considered access persons are permitted to en-gage in personal securities transactions. However, such transactions are sub-ject to procedures and guidelines similar to, and in many cases more restric-tive than, those recommended by a blue ribbon panel of mutual fund industry executives.

  Vanguard was established and operates under an Amended and Restated Funds' Service Agreement which was approved by the shareholders of each of the Trusts. The amounts which each of the Trusts has invested are adjusted from time to time in order to maintain the proportionate relationship between each Trust's relative net assets and its contribution to Vanguard's capital. At January 31, 1999, each Fund had contributed capital to Vanguard representing 0.02% of each Fund's net assets. The total amount contributed by the Trust was $1,421,000, which represented 2.00% of Vanguard's capitalization. The Amended and Restated Funds' Service Agreement provides for the following arrangement:
(1) each Vanguard Trust may be called upon to invest a maximum of 0.40% of its assets in Vanguard and (2) there is no restriction on the maximum cash invest-ment that the Vanguard Trusts may make in Vanguard.

  Management. Corporate management and administrative services include: (1) executive staff; (2) accounting and financial; (3) legal and regulatory; (4) shareholder account maintenance; (5) monitoring and control of custodian rela-tionships; (6) shareholder reporting; and (7) review and evaluation of advi-sory and other services provided to the Trusts by third parties. During the last three fiscal years, the Funds' allocated shares of Vanguard's actual net costs of operation relating to management and administrative services (includ-ing transfer agency) were:

                                                 Fiscal Year Ended January 31,
                                                --------------------------------
Fund                                               1997       1998       1999
----                                            ---------- ---------- ----------
Admiral Treasury Money Market Fund............. $2,572,000 $3,410,000 $4,630,000
Admiral Short-Term Treasury Fund...............    450,000    626,000    989,000
Admiral Intermediate-Term Treasury Fund........    600,000    696,000  1,179,000
Admiral Long-Term Treasury Fund................    164,000    227,000    436,000

  Distribution. Vanguard Marketing Corporation, a wholly-owned subsidiary of The Vanguard Group, Inc., provides all distribution and marketing activities for the Trusts in the Group. The principal distribution expenses are for ad-vertising, promotional materials, and marketing personnel. Distribution serv-ices may also include organizing and offering to the public, from time to time, one or more new investment companies which will become members of The Vanguard Group. The Trustees and Officers of Vanguard determine the amount to be spent annually on distribution activities, the manner and amount to be spent on each Trust, and whether to organize new investment companies.

  One half of the distribution expenses of a marketing and promotional nature is allocated among the Trusts based upon their relative net assets. The re-maining one half of these expenses is allocated among the Trusts based upon each Trust's sales for the preceding 24 months relative to the total sales of the Trusts as a Group, provided, however, that no Trust's aggregate quarterly rate of contribution for distribution expenses of a marketing and promotional nature shall exceed 125% of the average distribution expense rate for The Van-guard Group, and that no Trust shall incur annual distribution expenses in ex-cess of 20/100 of 1% of its average month-end net assets. During the last three fiscal years, the Funds incurred the following approximate amounts of The Vanguard Group's distribution and marketing expenses.

                                                 Fiscal Year Ended January 31,
                                                 ------------------------------
Fund                                               1997      1998       1999
----                                             -------- ---------- ----------
Admiral Treasury Money Market Fund.............. $728,000 $1,144,000 $1,348,000
Admiral Short-Term Treasury Fund................  140,000    208,000    280,000
Admiral Intermediate-Term Treasury Fund.........  172,000    213,000    305,000
Admiral Long-Term Treasury Fund.................   54,000     63,000     98,000

  Investment Advisory Services. Vanguard provides investment advisory services to several Vanguard Trusts including this Trust. These services are provided on an at-cost basis from a money management staff employed directly by Van-guard. The compensation and other expenses of this staff are paid by the funds and Trusts utilizing these services. During the last three fiscal years, the Funds incurred the following approximate amounts of Vanguard's expenses relat-ing to investment advisory services.

                                                     Fiscal Year Ended January
                                                                31,
                                                     --------------------------
Fund                                                   1997     1998     1999
----                                                 -------- -------- --------
Admiral Treasury Money Market Fund.................. $307,000 $531,000 $536,000
Admiral Short-Term Treasury Fund....................   61,000   97,000  113,000
Admiral Intermediate-Term Treasury Fund.............   82,000  105,000  133,000
Admiral Long-Term Treasury Fund.....................   25,000   33,000   49,000

  Trustee Compensation. The same individuals serve as Trustees of all Vanguard Trusts (with two exceptions, which are noted in the table appearing on page B-
14), and each Trust pays a proportionate share of the Trustees' compensation. The Trusts employ their officers on a shared basis, as well. However, officers are compensated by The Vanguard Group, Inc., not the Trusts.

  Independent Trustees. The Trusts compensate their independent Trustees--that is, the ones who are not also officers of the Trust--in three ways:

 . The independent Trustees receive an annual fee for their service to the Trusts, which is subject to reduction based on absences from scheduled Board meetings.

 . The independent Trustees are reimbursed for the travel and other expenses that they incur in attending Board meetings.

 . Upon retirement, the independent Trustees receive an aggregate annual fee of $1,000 for each year served on the Board, up to fifteen years of serv-ice. This annual fee is paid for ten years following retirement, or until each Trustee's death.

  "Interested" Trustees. The Trusts' interested Trustees--Messrs. Bogle and Brennan--receive no compensation for their service in that capacity. However, they are paid in their role as officers of The Vanguard Group, Inc.

  Compensation Table. The following table provides compensation details for each of the Trustees. We list the amounts paid as compensation and accrued as retirement benefits by the Trust for each Trustee. In addition, the table shows the total amount of benefits that we expect each Trustee to receive from all Vanguard Trusts upon retirement, and the total amount of compensation paid to each Trustee by all Vanguard Trusts. All information shown is for the fis-cal year ended January 31, 1999:

                            VANGUARD ADMIRAL FUNDS
                              COMPENSATION TABLE

                                                Pension or                    Total Compensation
                                                Retirement                         From All
                                 Aggregate   Benefits Accrued   Estimated      Vanguard Trusts
                                Compensation    As Part of    Annual Benefits      Paid to
Name of Trustee                  From Trust   Trust Expenses  Upon Retirement    Trustees(1)
---------------                 ------------ ---------------- --------------- ------------------
John C. Bogle.................       None          None              None             None
John J. Brennan...............       None          None              None             None
Barbara Barnes Hauptfuhrer(2).     $1,153          $156           $15,000          $75,000
Robert E. Cawthorn(2).........        384           104             6,000           25,000
Joann Heffernan Heisen........        673            68            15,000           43,750
Bruce K. MacLaury.............      1,209           116            12,000           70,000
Burton G. Malkiel.............      1,161           112            15,000           75,000
Alfred M. Rankin, Jr. ........      1,153            82            15,000           75,000
John C. Sawhill...............      1,153           104            15,000           75,000
James O. Welch, Jr. ..........      1,153           120            15,000           75,000
J. Lawrence Wilson............      1,153            87            15,000           75,000

--------
(1) The amounts reported in this column reflect the total compensation paid to each Trustee for their service as Trustee of 36 Vanguard Trusts (35 in the case of Mr. Malkiel; 28 in the case of Mr. MacLaury).
(2) Mr. Cawthorn and Mrs. Hauptfuhrer have retired from the Trust's Board, ef-fective May 31, 1998 and December 31, 1998, respectively.

                            PORTFOLIO TRANSACTIONS

  Brokers or dealers who execute transactions for the four Funds are selected by Vanguard's investment management staff which is responsible for using its best efforts to obtain the best available price and most favorable execution for each transaction. Principal transactions are made directly with issuers, underwriters, and market makers and usually do not involve brokerage commis-sions, although underwriting commissions and dealer markups may be involved. Brokerage transactions are placed with brokers deemed most capable of provid-ing favorable terms; where more than one broker can offer such terms, consid-eration may be given to brokers who provide the staff with research and sta-tistical information.

  Vanguard's investment management staff may occasionally make recommendations to other Vanguard Trusts or clients which result in their purchasing or sell-ing securities simultaneously with the Funds. As a result, the demand for se-curities being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities. It is the staff's policy not to favor one client over another in making recommenda-tions or placing an order. If two or more clients are purchasing a given secu-rity on the same day from the same broker-dealer, such transactions may be av-eraged as to price.

  The Fund paid no explicit brokerage commissions during the fiscal years ended January 31, 1997, 1998, and 1999.

           CALCULATION OF YIELD (ADMIRAL TREASURY MONEY MARKET FUND)

  The current yield of the Admiral Treasury Money Market Fund is calculated daily on a base period return of a hypothetical account having a beginning balance of one share for a particular period of time (generally 7 days). The return is determined by dividing the net change (exclusive of any capital changes) in such account by its average net asset value for the period, and then multiplying it by 365/7 to get the annualized current yield. The calcula-tion of net change reflects the value of additional shares purchased with the dividends by the Fund, including dividends on both the original share and on such additional shares. An effective yield, which reflects the effects of com-pounding and represents an annualization of the current yield with all divi-dends reinvested, may also be calculated for the Fund by dividing the base pe-riod return by 7, adding 1 to the quotient, raising the sum to the 365th power, and subtracting 1 from the result.

  Set forth below is an example, for purposes of illustration only, of the current and effective yield calculations for Admiral Treasury Money Market Fund for the 7-day base period ending January 31, 1999.

                                                               Admiral Treasury
                                                               -----------------
                                                               Money Market Fund
                                                               -----------------
                                                                   1/31/1999
                                                               -----------------
Value of account at beginning of period.......................     $1.00000
Value of same account at end of period*.......................      1.00087
                                                                   --------
Net Change in account value...................................     $ .00087
Annualized Current Net Yield
 (Net Change X 365/7) / average net asset value...............         4.56%
Effective Yield
 [(Net Change) + 1]/365///7/ - 1..............................         4.66%
Average Weighted Maturity of Investments......................      73 days

--------
* Exclusive of any capital changes.

  The net asset value of a share of Admiral Treasury Money Market Fund is $1.00 and it is not expected to fluctuate. However, the yield of the Fund will fluctuate. The annualization of a week's dividend is not a representation by the Fund as to what an investment in the Fund will actually yield in the fu-ture. Actual yields will depend on such variables as investment quality, aver-age maturity, the type of instruments the Fund invests in, changes in interest rates on instruments, changes in the expenses of the Fund, and other factors. Yield is one basis investors may use to analyze the Fund, and other investment vehicles; however, yields of other investment vehicles may not be comparable because of the factors set forth in the preceding sentence, differences in the time periods compared, and differences in the methods used in valuing portfo-lio instruments, computing net asset value, and calculating yield.

                            YIELD AND TOTAL RETURN

  The yield of Admiral Short-Term, Intermediate-Term, and Long-Term Treasury Funds for the 30-day period ended January 31, 1999 is set forth below. Yields are calculated daily for each Fund.

Admiral Short-Term Treasury Fund.......................................... 4.73%
Admiral Intermediate-Term Treasury Fund................................... 4.96%
Admiral Long-Term Treasury Fund........................................... 5.30%

SEC Yield

  Yield is the net annualized yield based on a specified 30-day (or one month) period assuming semiannual compounding of income. Yield is calculated by di-viding the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                      YIELD = 2[((a - b)/cd + 1)/6/ - 1]

  Where:
      a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends
      d  = the maximum offering price per share on the last day of the period

  The average annual total return of each Fund of the Trust for the one- and five-year periods ended January 31, 1999 and since inception on December 14, 1992 is set forth below:

                                                   1 Year    5 Years
                                                    Ended     Ended     Since
                                                  1/31/1999 1/31/1999 Inception*
                                                  --------- --------- ----------
Admiral Treasury Money Market Fund...............   5.12%     5.10%      4.71%
Admiral Short-Term Treasury Fund.................   6.70%     5.93%      6.13%
Admiral Intermediate-Term Treasury Fund..........   9.45%     7.15%      8.08%
Admiral Long-Term Treasury Fund..................  12.11%     8.82%     10.45%

--------
* December 14, 1992.

Average Annual Total Return

  Average annual total return is the average annual compounded rate of return for the periods of one year, five years, ten years or the life of the Fund, all ended on the last day of a recent month. Average annual total return quo-tations will reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares.

  Average annual total return is calculated by finding the average annual com-pounded rates of return of a hypothetical investment over such periods accord-ing to the following formula (average annual total return is then expressed as a percentage):

                              T = (ERV/P)1/n - 1

  Where:
      T   =  average annual total return
      P   =  a hypothetical initial investment of $1,000
      n   =  number of years
      ERV =  ending redeemable value: ERV is the value, at the end of the ap-
             plicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period

Cumulative Total Return

  Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated by finding the cumulative rates of a return of a hypothetical investment over such peri-ods, according to the following formula (cumulative total return is then ex-pressed as a percentage):

                                C = (ERV/P) - 1

  Where:
    C=cumulative total return
    P=a hypothetical initial investment of $1,000
    ERV= ending redeemable value: ERV is the value, at the end of the ap-plicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period

                             PERFORMANCE MEASURES

  Vanguard may use reprinted material discussing The Vanguard Group, Inc. or any of the member trusts of The Vanguard Group of Investment Companies.

  Each of the investment company members of The Vanguard Group, including Van-guard Admiral Funds may, from time to time, use one or more of the following unmanaged indices for comparative performance purposes.

Standard and Poor's 500 Composite Stock Price Index--includes stocks selected by Standard & Poor's Index Committee to include leading companies in leading industries and to reflect the U.S. stock market.

Standard & Poor's MidCap 400 Index--is composed of 400 medium sized domestic stocks.

Standard & Poor's SmallCap 600/BARRA Value Index--contains stocks of the S&P SmallCap 600 Index which have a lower than average price-to-book ratio.

Standard & Poor's SmallCap 600/BARRA Growth Index--contains stocks of the S&P SmallCap 600 Index which have a higher than average price-to-book ratio.

Russell 1000 Value Index--consists of the stocks in the Russell 1000 Index (comprising the 1,000 largest U.S.-based companies measured by total market capitalization) with the lowest price-to-book ratios, comprising 50% of the market capitalization of the Russell 1000.

Wilshire 5000 Equity Index--consists of more than 7,000 common equity securi-ties, covering all stocks in the U.S. for which daily pricing is available.

Wilshire 4500 Equity Index--consists of all stocks in the Wilshire 5000 except for the 500 stocks in the Standard and Poor's 500 Index.

Morgan Stanley Capital International EAFE Index--is an arithmetic, market val-ue-weighted average of the performance of over 900 securities listed on the stock exchanges of countries in Europe, Australia, Asia and the Far East.

Goldman Sachs 100 Convertible Bond Index--currently includes 71 bonds and 29 preferreds. The original list of names was generated by screening for convert-ible issues of $100 million or greater in market capitalization. The index is priced monthly.

Salomon Brothers GNMA Index--includes pools of mortgages originated by private lenders and guaranteed by the mortgage pools of the Government National Mort-gage Association.

Salomon Brothers High-Grade Corporate Bond Index--consists of publicly issued, non-convertible corporate bonds rated Aa or Aaa. It is a value-weighted, total return index, including approximately 800 issues with maturities of 12 years or greater.

Lehman Long-Term Treasury Bond Index--is a market weighted index that contains individually priced U.S. Treasury securities with maturities of ten years or greater.

Merrill Lynch Corporate & Government Bond Index--consists of over 4,500 U.S. Treasury, Agency and investment grade corporate bonds.

Lehman Corporate (Baa) Bond Index--all publicly offered fixed-rate, noncon-vertible domestic corporate bonds rated Baa by Moody's, with a maturity longer than 1 year and with more than $100 million outstanding. This index includes over 1,500 issues.

Lehman Brothers Long-Term Corporate Bond Index--is a subset of the Lehman Cor-porate Bond Index covering all corporate, publicly issued, fixed-rate noncon-vertible U.S. debt issues rated at least Baa, with at least $100 million prin-cipal outstanding and maturity greater than 10 years.

Bond Buyer Municipal Bond Index--is a yield index on current-coupon high-grade general-obligation municipal bonds.

Standard & Poor's Preferred Index--is a yield index based upon the average yield for four high-grade, non-callable preferred stock issues.

NASDAQ Industrial Index--is composed of more than 3,000 industrial issues. It is a value-weighted index calculated on price change only and does not include income.

Composite Index--70% Standard & Poor's 500 Index and 30% NASDAQ Industrial In-dex.

Composite Index--65% Standard & Poor's 500 Index and 35% Lehman Long-Term Cor-porate AA or Better Bond Index.

Composite Index--65% Lehman Long-Term Corporate AA or Better Bond Index and a 35% weighting in a blended equity composite (75% Standard & Poor's/BARRA Value Index, 12.5% Standard & Poor's Utilities Index and 12.5% Standard & Poor's Telephone Index).

Lehman Long-Term Corporate AA or Better Bond Index--consists of all publicly issued, fixed-rate, nonconvertible investment grade, dollar-denominated, SEC-registered corporate debt rated AA or AAA.

Lehman Brothers Aggregate Bond Index--is a market-weighted index that contains individually priced U.S. Treasury, agency, corporate, and mortgage pass-through securities corporate rated Baa or better. The Index has a market value of over $5 trillion.

Lehman Brothers Mutual Fund Short (1-5) Government/Corporate Index--is a mar-ket-weighted index that contains individually priced U.S. Treasury, agency, and corporate investment grade bonds rated BBB--or better with maturities be-tween 1 and 5 years. The Index has a market value of over $1.6 trillion.

Lehman Brothers Mutual Fund Intermediate (5-10) Government/Corporate Index--is a market-weighted index that contains individually priced U.S. Treasury, agen-cy, and corporate securities rated BBB--or better with maturities between 5 and 10 years. The Index has a market value of over $800 billion.

Lehman Brothers Long (10+) Government/Corporate Index--is a market-weighted index that contains individually priced U.S. Treasury, agency, and corporate securities rated BBB--or better with maturities greater than 10 years. The In-dex has a market value of over $1.1 trillion.

Lipper Small Cap Fund Average--the average performance of small company growth funds as defined by Lipper, Inc. Lipper defines a small company growth fund as a fund that by prospectus or portfolio practice, limits its investments to companies on the basis of the size of the company. From time to time, Vanguard may advertise using the average performance and/or the average expense ratio of the small company growth funds. (This fund category was first established in 1982. For years prior to 1982, the results of the Lipper Small Company Growth category were estimated using the returns of the Funds that constitute the Group at its inception.)

Lipper Balanced Fund Average--an industry benchmark of average balanced funds with similar investment objectives and policies, as measured by Lipper Inc.

Lipper Non-Government Money Market Fund Average--an industry benchmark of av-erage non-government money market funds with similar investment objectives and policies, as measured by Lipper Inc.

Lipper Government Money Market Fund Average--an industry benchmark of average government money market funds with similar investment objectives and policies, as measured by Lipper Inc.

Lipper General Equity Fund Average--an industry benchmark of average general equity funds with similar investment objectives and policies, as measured by Lipper Inc.

Lipper Fixed Income Fund Average--an industry benchmark of average fixed in-come funds with similar investment objectives and policies, as measured by Lipper Inc.

                     TAX ADVANTAGE OF U.S. TREASURY INCOME

    Net                                                Current Fund Yield
 Effective                                        -----------------------------
   State                                          3.00% 4.00% 5.00% 6.00% 7.00%
 Income Tax                                       ----- ----- ----- ----- -----
   Rate*                                            Taxable Equivalent Yield
 ----------                                       -----------------------------
 3.00%........................................... 3.09% 4.12% 5.15% 6.19% 7.22%
 6.00%........................................... 3.19% 4.26% 5.32% 6.38% 7.45%
 9.00%........................................... 3.30% 4.40% 5.49% 6.59% 7.69%

--------
* Assumes state income tax taken as a deduction on Federal tax return (31% tax bracket). Yields are not indicative of current or future performance. This chart is for illustrative purposes only. Prospective investors should con-sult their own tax advisers concerning the state tax consequences of an in-vestment in the Funds.

                               OTHER DEFINITIONS

  Marketing literature for the Funds of Vanguard Admiral Funds, may from time to time refer to or discuss a Fund's DURATION. Duration is the weighted aver-age life of a Fund's debt instruments measured on a present-value basis; it is generally superior to dollar-weighted average maturity as a measure of a Fund's potential volatility due to changes in interest rates.

  Unlike a Fund's dollar-weighted average maturity, which takes into account only the stated maturity date of the Fund's debt instruments, duration repre-sents a weighted average of both interest and principal payments, discounted by the current yield-to-maturity of the securities held. For example, a four-year, zero-coupon bond, which pays interest only upon maturity (along with principal), has both a maturity and duration of 4 years. However, a four-year bond priced at par with an 8% coupon has a maturity of 4 years but a duration of 3.6 years (at an 8% yield), reflecting the bond's earlier payment of inter-est.

  In general, a bond with a longer duration will fluctuate more in price than a bond with a shorter duration. Also, for small changes in interest rates, du-ration serves to approximate the resulting change in a bond's price. For exam-ple, a 1% change in interest rates will cause roughly a 4% move in the price of a zero-coupon bond with a 4-year duration, while an 8% coupon bond (with a 3.6 year duration) will change by approximately 3.6%.

                             FINANCIAL STATEMENTS

  The Trust's financial statements as of and for the fiscal year ended January 31, 1999, appearing in the Vanguard Admiral Funds' 1999 Annual Report to Shareholders, and the report thereon of PricewaterhouseCoopers LLP, indepen-dent accountants, also appearing therein, are incorporated by reference in this Statement of Additional Information. For a more complete discussion of the Funds' performance, please see the Trust's 1999 Annual Report to Share-holders, which may be obtained without charge.

                APPENDIX--DESCRIPTION OF SECURITIES AND RATINGS

I. Description of Bond Ratings

  Excerpts from Moody's Investors Service, Inc., (Moody's) description of its bond ratings: AAA--judged to be the best quality. They carry the smallest de-gree of investment risk; AA--judged to be of high quality by all standards. Together with the AAA group they comprise what are generally known as high grade bonds: A--possess many favorable investment attributes and are to be considered as "upper medium grade obligations"; BAA--considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unre-liable over any great length of time; BA--judged to have speculative elements; their future cannot be considered as well assured; B--generally lack charac-teristics of the desirable investment; CAA--are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; CA--speculative in a high degree; often in default; C-- lowest rated class of bonds; regarded as having extremely poor prospects.

  Moody's also supplies numerical indicators 1, 2, and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of the category.

  Excerpts from Standard & Poor's Corporation (S&P) description of its bond ratings: AAA--highest grade obligations. Capacity to pay interest and repay principal is extremely strong; AA--also qualify as high grade obligations. A very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree; A--regarded as upper medium grade. They have a strong capacity to pay interest and repay principal although it is somewhat susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories; BBB--regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally ex-hibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. This group is the lowest which qualifies for commercial bank investment; BB, B, CCC, CC--predominately speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligation; BB indicates the lowest degree of speculation and CC the highest.

  S&P applies indicators "+," no character, and "-" to its rating categories. The indicators show relative standing within the major rating categories.

II. U.S. Government Securities

  The term "U.S. Government securities" refers to a variety of securities which are issued or guaranteed by the United States Treasury, by various agen-cies of the United States Government, and by various instrumentalities which have been established or sponsored by the United States Government. The term also refers to "repurchase agreements" collateralized by such securities.

  U.S. Treasury securities are backed by the "full faith and credit" of the United States. Securities issued or guaranteed by Federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, the investor must look princi-pally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

  Some of the U.S. Government agencies that issue or guarantee securities in-clude the Export- Import Bank of the United States, Farmers Home Administra-tion, Federal Housing Administration, Maritime Administration, Small Business Administration, and The Tennessee Valley Authority.

  An instrumentality of the U.S. Government is a government agency organized under Federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Federal Home Loan Banks, Federal Land Banks, Central Bank for Cooperative, Federal Intermediate Credit Banks, and the Federal National Mortgage Association.

III. Zero Coupon Treasury Bonds

  Admiral Short- and Intermediate-Term Treasury Funds may invest in zero cou-pon Treasury bonds, a term used to describe U.S. Treasury notes and bonds which have been stripped of their unmatured interest coupons, or the coupons themselves, and also receipts or certificates representing interest in such stripped debt obligations and coupons. The timely payment of coupon interest and principal on these instruments remains guaranteed by the "full faith and credit" of the United States Government.

  A zero coupon bond does not pay interest. Instead, it is issued at a sub-stantial discount to its "face value"--what it will be worth at maturity. The difference between a security's issue or purchase price and its face value represents the imputed interest an investor will earn if the security is held until maturity. For tax purposes, a portion of this imputed interest is deemed as income received by zero coupon bondholders each year. The Funds which ex-pect to qualify as regulated investment companies, intend to pass along such interest as a component of a Fund's distributions of net investment income.

  Zero coupon bonds may offer investors the opportunity to earn higher yields than those available on U.S. Treasury bonds of similar maturity. However, zero coupon bond prices may also exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest is returned to the investor.

IV. Collateralized Mortgage Obligation

  The Admiral Short-, Intermediate-, and Long-Term Treasury Funds may invest in collateralized mortgage obligations (CMOs), bonds that are collateralized by whole loan mortgages or mortgage pass-through securities. Generally, the three Funds will purchase CMOs which are collateralized by mortgage securities issued or guaranteed by the U.S. Government or its agencies. The bonds issued in a CMO deal are divided into groups, and each group of bonds is referred to as a "tranche". Under the CMO structure, the cash flows generated by the mort-gages or mortgage pass-through securities in the collateral pool are used to first pay interest and then pay principal to the CMO bondholders. The bonds issued under a CMO structure are retired sequentially as opposed to the pro rata return of principal found in traditional pass-through obligations. Sub-ject to the various provisions of individual CMO issues, the cash flow gener-ated by the underlying collateral (to the extent it exceeds the amount re-quired to pay the stated interest) is used to retire the bonds. Under the CMO structure, the repayment of principal among the different tranches is prioritized in accordance with the terms of the particular CMO Issuance. The "fastest-pay" tranches of bonds, as specified in the prospectus for the issu-ance, would initially receive all principal payments. When that tranche of bonds is retired, the next tranche, or tranches, in the sequence, as specified in the prospectus, receive all of the principal payments until they are re-tired. The sequential retirement of bond groups continues until the last tranche, or group of bonds, is retired. Accordingly, the CMO structure allows the issuer to use cash flows of long maturity, monthly-pay collateral to for-mulate securities with short, intermediate, and long final maturities and ex-pected average lives. Aside from market risk, the primary risk involved in any mortgage security, such as a CMO issuance, is its exposure to prepayment risk. To the extent a particular tranche is exposed to this risk, the bondholder is generally com-pensated in the form of higher yield. In order to provide security, in addi-tion to the underlying collateral, many CMO issues also include minimum rein-vestment rate and minimum sinking-fund guarantees. Typically, the Funds will invest in those CMOs that most appropriately reflect their average maturities and market risk profiles. Consequently, Admiral Short-Term Treasury Fund in-vests only in CMOs with short-term average maturities believed to be highly predictable. Similarly, Admiral Intermediate- and Long-Term Treasury Funds will invest in those CMOs that carry market risks and expected average maturi-ties consistent with intermediate- and long-term bonds.

  Subject to the applicable limits set forth above, in the Trust's Prospectus, and in the Trusts' investment limitations, the Admiral Short-, Intermediate-, and Long-Term Treasury Funds have no specific limitation on the amount of as-sets they may invest in CMOs.

SAI12-05/21/1999

                                    PART C

                            VANGUARD ADMIRAL FUNDS

                               OTHER INFORMATION

Item 23. Exhibits

Exhibit
     Description

   (a) Declaration of Trust*
   (b) By-Laws*
       Reference is made to Articles III and V of the Registrant's Declaration
   (c) of Trust
   (d) Not Applicable
   (e) Not Applicable
   (f) Reference is made to the section entitled "Management of the Trust" in the Registrant's Statement of Additional Information
   (g) Custodian Agreement*
   (h) Amended and Restated Funds' Service Agreement*
   (i) Legal Opinion*
   (j) Consent of Independent Accountants**
   (k) Not Applicable
   (l) Not Applicable
   (m) Not Applicable
   (n) Financial Data Schedule**
   (o) Not Applicable

--------
*Filed Previously
**Filed Herewith

Item 24. Persons Controlled by or under Common Control with Registrant

  Registrant is not controlled by or under common control with any person.

Item 25. Indemnification

  The Registrant's organizational documents contain provisions indemnifying Trustees and Officers against liability incurred in their official capacity.
Article VII, Section 2 of the Declaration of Trust provides that the Regis-trant may indemnify and hold harmless each and every Trustee and Officer from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to the performance of his or her duties as a Trustee or Officer. However, this provision does not cover any liability to which a Trustee or Officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. Article VI of the By-Laws gener-ally provides that the Registrant shall indemnify its Trustees and Officers from any liability arising out of their past or present service in that capac-ity. Among other things, this provision excludes any liability arising by rea-son of willful misfeasance, bad faith, gross negligence, or the reckless dis-regard of the duties involved in the conduct of the Trustee's or Officer's office with the Registrant.

Item 26. Business and Other Connections of the Investment Adviser

  Investment advisory services are provided to the Registrant on an at-cost basis by The Vanguard Group, Inc., a jointly-owned subsidiary of the Regis-trant and the other Trusts in the Group. See the information concerning The Vanguard Group set forth in Parts A and B. For information as to any other business, vacation, or employment of a substantial nature in which each director or officer of the Registrant's investment adviser is or has been en-gaged for his own account or in the capacity of trustee, officer, employee, or partner reference is made to Form ADV (File #801-11953) filed by it under the Investment Advisers Act of 1940.

Item 27. Principal Underwriters

  (a) Not Applicable
  (b) Not Applicable
  (c) Not Applicable

Item 28. Location of Accounts and Records

  The books, accounts and other documents required by Section 31(a) under the Investment Company Act and the rules promulgated thereunder will be maintained at the offices of Registrant; Registrant's Transfer Agent, The Vanguard Group, Inc., Valley Forge, Pennsylvania 19482; and the Registrant's Custodians, First Union National Bank, Philadelphia, Pennsylvania 19106, and State Street Bank and Trust Company, Boston, Massachusetts 02110.

Item 29. Management Services

  Other than as set forth under the description of The Vanguard Group in Part B of this Registration Statement, the Registrant is not a party to any manage-ment-related service contract.

Item 30. Undertakings

  Not Applicable

                                   SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all the re-quirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to this Registration Statement to be signed on its behalf by the un-dersigned, thereunto duly authorized, in the Town of Valley Forge and the Com-monwealth of Pennsylvania, on the 17th day of May 1999.

                                         Vanguard Admiral Funds

                                                        Heidi Stam
                                         By____________________________________
                                            John J. Brennan Chairman and Chief
                                                    Executive Officer

  Pursuant to the requirements of the Securities Act of 1933, this Post-Effec-tive Amendment to the Registration Statement has been signed below by the fol-lowing persons in the capacities and on the date indicated:


             Signatures                      Title                 Date


             Heidi Stam               Senior Chairman of
------------------------------------   the Board and           May 17, 1999
           John C. Bogle*              Director

             Heidi Stam               Chairman, Trustee
------------------------------------   and Chief               May 17, 1999
          John J. Brennan*             Executive Officer

             Heidi Stam               Trustee
------------------------------------                           May 17, 1999
      JoAnn Heffernan Heisen*

             Heidi Stam               Trustee
------------------------------------                           May 17, 1999
         Burton G. Malkiel*

             Heidi Stam               Trustee
------------------------------------                           May 17, 1999
      Bruce K. MacLaury, Jr.*

             Heidi Stam               Trustee
------------------------------------                           May 17, 1999
       Alfred M. Rankin, Jr.*

             Heidi Stam               Trustee
------------------------------------                           May 17, 1999
          John C. Sawhill*

             Heidi Stam               Trustee
------------------------------------                           May 17, 1999
        James O. Welch, Jr.*


             Heidi Stam               Trustee
------------------------------------                           May 17, 1999
        J. Lawrence Wilson*


             Heidi Stam               Treasurer and
------------------------------------   Principal               May 17, 1999
         Thomas J. Higgins*            Financial Officer
                                       and Accounting
                                       Officer


* By Power-of-Attorney. See File Number 33-4424 filed on January 25, 1999. In-corporated by reference.

                             VANGUARD ADMIRAL FUNDS

                                 EXHIBIT INDEX

Consent of Independent Accountants..................................... EX-99.BJ
Financial Data Schedules............................................... EX-99.BN